united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA TACTICAL CORE INCOME FUND

SIERRA TACTICAL MUNICIPAL FUND

SIERRA TACTICAL BOND FUND

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SIERRA TACTICAL RISK SPECTRUM 30 FUND
SIERRA TACTICAL RISK SPECTRUM 70 FUND
SIERRA TACTICAL CORE GROWTH FUND

Semi-Annual Report

March 31, 2024

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2024	March 31, 2024	March 31, 2024
Sierra Tactical All Asset Fund – Class A	8.77%	7.37%	0.28%	1.96%	1.95%	3.83%	—	—
Sierra Tactical All Asset Fund – Class A with load	4.68%	3.34%	(1.68)%	0.76%	1.35%	3.46%	—	—
Sierra Tactical All Asset Fund – Class C	8.37%	6.58%	(0.46)%	1.20%	1.19%	—	1.81%	—
Sierra Tactical All Asset Fund – Investor Class	8.77%	7.36%	0.29%	1.96%	1.95%	3.82%	—	—
Sierra Tactical All Asset Fund – Instl Class	8.93%	7.66%	0.54%	2.22%	2.20%	4.07%	—	—
Sierra Tactical All Asset Fund – Class A1	8.69%	7.22%	0.14%	1.81%	1.80%	—	—	1.96%
Sierra Tactical All Asset Fund – Class A1 with load	4.59%	3.18%	(1.82)%	0.61%	1.20%	—	—	1.45%
Sierra Tactical All Asset Fund – Class I1	8.69%	7.21%	0.13%	1.81%	1.80%	—	—	1.97%
Morningstar Conservative Target Risk Index	8.26%	5.26%	(0.68)%	2.37%	2.74%	3.48%	3.60%	3.08%
Morningstar Tactical Allocation Category Average	13.89%	14.19%	2.74%	6.06%	4.57%	3.44%	4.93%	4.74%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.09% for Class A and Investor Class, 1.84% for Instl Class, 2.84% for Class C shares, 2.24% for Class A1 and Class I1 shares per the January 29, 2024 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional Class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for Class A1 and Class I1 shares.

The Morningstar Conservative Target Risk Index: The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. One cannot invest directly in an index.

The Morningstar Tactical Allocation Category Average is comprised of mutual funds that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash. One cannot invest directly in an index.

Sierra Tactical All Asset Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	28.0%
Fixed Income	18.7%
Specialty	0.6%
Open End Funds
Fixed Income	38.9%
Equity	10.5%
Alternative	3.4%
Mixed Allocation	0.0	% *
Short-Term Investment
Money Market Fund	0.0	% *
Liabilities in Excess of Other Assets	(0.1)%
	100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2024
Sierra Tactical Core Income Fund – Class A	6.31%	4.64%	(0.02)%	1.77%	2.35%	2.93%
Sierra Tactical Core Income Fund – Class A with load	2.34%	0.71%	(1.98)%	0.57%	1.75%	2.43%
Sierra Tactical Core Income Fund – Class C	6.04%	4.04%	(0.60)%	1.17%	1.75%	2.32%
Sierra Tactical Core Income Fund – Investor Class	6.35%	4.62%	(0.01)%	1.78%	2.36%	2.94%
Sierra Tactical Core Income Fund – Instl Class	6.55%	5.08%	0.39%	2.19%	2.74%	3.30%
Bloomberg U.S. Aggregate Bond Index	5.99%	1.70%	(2.46)%	0.36%	1.54%	1.63%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 1.72% for each of Class A and Investor Class, 1.32% for Instl Class and 2.32% for Class C shares per the January 29, 2024 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Fixed Income	28.7%
Equity	2.5%
Open End Funds
Fixed Income	65.0%
Alternative	3.7%
Short-Term Investment
Money Market Fund	0.2%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception**-	Inception***-
	Six Months	One Year	Three Year	Five Year	March 31, 2024	March 31, 2024
Sierra Tactical Municipal Fund – Class A	7.82%	3.51%	1.25%	2.59%	3.01%	—
Sierra Tactical Municipal Fund – Class A with load	3.77%	(0.37)%	(0.74)%	1.39%	1.85%	—
Sierra Tactical Municipal Fund – Class C	7.41%	2.78%	0.49%	—	—	1.09%
Sierra Tactical Municipal Fund – Investor Class	7.74%	3.36%	1.10%	2.42%	2.80%	—
Sierra Tactical Municipal Fund – Instl Class	7.93%	3.74%	1.47%	2.80%	3.19%	—
Sierra Tactical Municipal Fund – Special Shares	7.97%	3.81%	1.56%	2.90%	3.31%	—
Bloomberg Municipal Bond Index	7.48%	3.13%	(0.41)%	1.59%	2.08%	0.85%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 1.72% for Class A shares, 2.48% for Class C shares, 1.87% for Investor Class, 1.48% for Instl Class and 1.39% for Special Class shares per the January 29, 2024 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.69% for Class A shares, 2.45% for Class C shares, 1.84% for Investor Class, 1.48% for Instl Class and 1.38% for Special Class shares per the January 29, 2024 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special Class shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Fixed Income	31.0%
Open End Funds
Fixed Income	68.5%
Short-Term Investments
Money Market Funds	0.5%
Other Assets In Excess of Liabilities	0.0	% *
	100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmarks:

				Annualized
			Annualized	Inception**-
	Six Months	One Year	Three Year	March 31, 2024
Sierra Tactical Bond Fund – Class A	5.83%	7.04%	1.46%	5.00%
Sierra Tactical Bond Fund – Class A with load	1.85%	3.02%	(0.52)%	3.62%
Sierra Tactical Bond Fund – Class C	5.46%	6.21%	0.70%	4.28%
Sierra Tactical Bond Fund – Investor Class	5.76%	6.87%	1.30%	4.84%
Sierra Tactical Bond Fund – Instl Class	5.95%	7.27%	1.71%	5.25%
Bloomberg U.S. Aggregate Bond Index	5.99%	1.70%	(2.46)%	(0.81)%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	8.72%	11.12%	2.25%	3.67%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.92% for Class A shares, 2.68% for Class C shares, 2.08% for Investor Class, and 1.68% for Instl Class shares per the January 29, 2024 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Bond Fund Class A, Class C, Investor, and Institutional Class shares inception date is October 1, 2019.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Fixed Income	57.7%
Open End Funds
Fixed Income	42.2%
Short-Term Investment
Money Market Fund	0.2%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmark:

			Annualized
			Inception**-
	Six Months	One Year	March 31, 2024
Sierra Tactical Risk Spectrum 50 Fund – Class A	10.12%	10.44%	0.16%
Sierra Tactical Risk Spectrum 50 Fund – Class A with load	5.98%	6.30%	(1.91)%
Sierra Tactical Risk Spectrum 50 Fund – Class C	9.73%	9.61%	(0.57)%
Sierra Tactical Risk Spectrum 50 Fund – Investor Class	10.06%	10.28%	0.01%
Sierra Tactical Risk Spectrum 50 Fund – Instl Class	10.26%	10.71%	0.41%
Morningstar Moderately Conservative Target Risk Index	11.09%	9.42%	0.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.87% for Class A shares, 2.62% for Class C shares, 2.02% for Investor Class, and 1.62% for Instl Class shares per the January 29, 2024 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Risk Spectrum 50 Fund Class A, Class C, Investor, and Institutional Class shares inception date is May 26, 2021.

The Morningstar Moderately Conservative Target Risk Index: The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index. The Morningstar US Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets. One cannot invest directly in an index.

Sierra Tactical Risk Spectrum 50 Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	34.9%
Fixed Income	9.5%
Open End Funds
Fixed Income	33.7%
Equity	20.0%
Alternative	1.9%
Short-Term Investment
Money Market Fund	0.2%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmark:

			Annualized
			Inception**-
	Six Months	One Year	March 31, 2024
Sierra Tactical Risk Spectrum 30 Fund – Investor Class	8.31%	8.17%	6.62%
Sierra Tactical Risk Spectrum 30 Fund – Instl Class	8.31%	8.17%	6.62%
Morningstar Conservative Target Risk Index	8.26%	5.26%	8.62%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before waiver are 2.22% for Class A shares, 2.97% for Class C shares, 2.37% for Investor Class and 1.97% for Instl Class shares per the January 29, 2024 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.91% for Class A shares, 2.66% for Class C shares, 2.06% for Investor Class and 1.66% for Instl Class shares per the January 29, 2024 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND). Class A and Class C shares of the Fund are not currently for sale.

**	The Sierra Tactical Risk Spectrum 30 Fund Investor and Institutional Class shares inception date is September 30, 2022.

The Morningstar Conservative Target Risk Index: The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. One cannot invest directly in an index.

Sierra Tactical Risk Spectrum 30 Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	26.3%
Fixed Income	19.5%
Open End Funds
Fixed Income	42.3%
Equity	6.6%
Alternative	5.1%
Short-Term Investment
Money Market Fund	0.0	% *
Other Assets Less Liabilities	0.2%
	100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, compared to its benchmark:

		Annualized
		Inception**-
	Six Months	March 31, 2024
Sierra Tactical Risk Spectrum 70 Fund – Investor Class	11.32%	11.58%
Sierra Tactical Risk Spectrum 70 Fund – Instl Class	11.73%	12.23%
Morningstar Moderate Target Risk Index	13.78%	12.77%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before waiver are 3.13% for Class A shares, 3.88% for Class C shares, 3.28% for Investor Class and 2.88% for Instl Class shares per the January 29, 2024 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.85% for Class A shares, 2.60% for Class C shares, 2.00% for Investor Class and 1.60% for Instl Class shares per the January 29, 2024 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND). Class A and Class C shares of the Fund are not currently for sale.

**	The Sierra Tactical Risk Spectrum 70 Fund Investor and Institutional Class shares inception date is March 31, 2023.

The Morningstar Moderate Target Risk Index: The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. One cannot invest directly in an index.

Sierra Tactical Risk Spectrum 70 Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	52.7%
Fixed Income	12.3%
Open End Funds
Equity	20.2%
Fixed Income	12.0%
Alternative	2.5%
Short-Term Investment
Money Market Fund	0.6%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, compared to its benchmarks:

Inception**-
March 31, 2024
Sierra Tactical Core Growth Fund – Investor Class	12.82%
Sierra Tactical Core Growth Fund – Instl Class	13.01%
Morningstar US Market Index	14.47%
Morningstar Global Markets ex-US NR Index	23.56%
Blended Benchmark Index +	20.78%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before waiver are 2.32% for Investor Class and 1.92% for Instl Class shares per the September 27, 2023 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.75% for Investor Class and 1.35% for Instl Class shares per the September 27, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND). Class A and Class C shares of the Fund are not currently for sale.

**	The Sierra Tactical Core Growth Fund Investor and Institutional Class shares inception date is September 29, 2023.

Morningstar US Market Index: The index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index.

Morningstar Global Markets ex-US NR Index: The index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

+	The Blended Benchmark Index represents a blend of 70% Morningstar US Market Index and 30% Morningstar Global Markets ex-US NR Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Sierra Tactical Core Growth Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL CORE GROWTH FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s asset classes as of March 31, 2024, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	70.6%
Open End Funds
Equity	18.1%
Short-Term Investment
Money Market Fund	0.3%
Other Assets Less Liabilities	11.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.3%
	EQUITY – 28.0%
125,300	Alerian MLP ETF	$5,946,738
39,900	Communication Services Select Sector SPDR Fund	3,258,234
81,700	Financial Select Sector SPDR Fund	3,441,204
22,100	Invesco QQQ Trust Series 1	9,812,621
46,100	iShares MSCI USA Min Vol Factor ETF	3,853,038
48,600	iShares MSCI USA Quality Factor ETF	7,987,410
26,400	iShares U.S. Aerospace & Defense ETF	3,482,952
163,900	JPMorgan Equity Premium Income ETF	9,483,254
145,500	JPMorgan Nasdaq Equity Premium Income ETF	7,891,920
44,300	SPDR Dow Jones Industrial Average ETF Trust	17,620,768
902,800	Vanguard FTSE Developed Markets ETF	45,293,476
51,000	Vanguard Growth ETF	17,554,200
16,800	Vanguard S&P 500 ETF	8,075,760
560,600	WisdomTree India Earnings Fund	24,419,736
133,700	WisdomTree Japan Hedged Equity Fund	14,506,450
		182,627,761
	FIXED INCOME - 18.7%
215,900	First Trust Preferred Securities and Income ETF	3,739,388
1,504,900	Invesco Senior Loan ETF	31,828,635
462,700	iShares Preferred and Income Securities ETF	14,912,821
799,800	SPDR Blackstone Senior Loan ETF	33,679,578
99,700	SPDR Bloomberg Convertible Securities ETF	7,282,088
318,900	SPDR Bloomberg High Yield Bond ETF	30,359,280
		121,801,790
	SPECIALTY - 0.6%
150,792	Neuberger Berman Option Strategy ETF	3,925,870

	TOTAL EXCHANGE-TRADED FUNDS (Cost $278,645,440)	308,355,421

	OPEN END FUNDS — 52.8%
	ALTERNATIVE - 3.4%
330,210	BlackRock Global Long/Short Equity Fund, Institutional Class	4,566,802

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 52.8% (Continued)
	ALTERNATIVE - 3.4% (Continued)
1,087,795	DoubleLine Flexible Income Fund, Class I	$9,355,038
480,739	JPMorgan Hedged Equity 3 Fund, Class I	8,441,781
1	JPMorgan Hedged Equity Fund, Class I	30
		22,363,651
	EQUITY - 10.5%
1	JPMorgan Emerging Markets Equity Fund, Class I	32
148,915	JPMorgan Large Cap Growth Fund, Class I	10,395,727
326,017	PIMCO RAE PLUS EMG Fund, Institutional Class	2,317,977
880,233	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	7,825,272
531,775	PIMCO StocksPLUS Long Duration Fund, Institutional Class	9,072,077
439,294	Schwab S&P 500 Index Fund, Select Class	35,499,340
35,857	Smead Value Fund, Institutional Class	3,029,181
1	Virtus KAR Small-Cap Core Fund, Class I	62
2	Virtus KAR Small-Cap Growth Fund, Class I	54
		68,139,722
	FIXED INCOME – 38.9%
2,089	American Century High Income Fund, Class Y	17,904
901	BlackRock Floating Rate Income Portfolio, Institutional Class	8,769
1,164,537	BlackRock High Yield Bond Portfolio, Institutional Class	8,221,630
6	BlackRock High Yield Municipal Fund, Institutional Class	52
6,441	BlackRock National Municipal Fund, Institutional Class	65,313
3,320,855	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	31,249,244
2,784	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	29,397
9,873	Cohen & Steers Preferred Securities and Income, Class I	119,270
1,577	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	15,026
503,301	DoubleLine Emerging Markets Fixed Income Fund, Class I	4,484,414
5,996	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	53,360
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	12
18	Invesco High Yield Municipal Fund, Class Y	157
4,589	Invesco International Bond Fund, Class Y	19,872
10,209	Invesco Rochester Municipal Opportunities Fund, Class Y	70,036
5,738	Invesco Senior Floating Rate Fund, Class Y	38,273
1	JPMorgan Emerging Markets Debt Fund, Class I	7
743,797	JPMorgan Global Bond Opportunities Fund, Class I	7,170,199

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares			Fair Value
		OPEN END FUNDS — 52.8% (Continued)
		FIXED INCOME - 38.9% (Continued)
3,574		JPMorgan Income Fund, Class I	$29,948
5,662		Lord Abbett Floating Rate Fund, Class I	46,312
132,982		MassMutual Global Floating Rate Fund, Class Y	1,171,568
5		Metropolitan West High Yield Bond Fund, Class I	50
1,286,972		Metropolitan West Total Return Bond Fund, Class I	11,608,485
2,215		MFS Corporate Bond Fund, Class I	27,225
3,054		Neuberger Berman Strategic Income Fund, Institutional Class	29,864
1,900		Nuveen All-American Municipal Bond Fund, Class I	19,459
2,170		Nuveen California Municipal Bond Fund, Class I	21,956
5,128		Nuveen High Yield Municipal Bond Fund, Class I	76,767
2,216		Nuveen Preferred Securities Fund, Class I	33,877
3,517		Nuveen Short Duration High Yield Municipal Bond, Class I	34,005
3,334		Nuveen Strategic Income Fund, Class I	32,772
3,276		PIMCO Diversified Income Fund, Institutional Class	31,351
5,108		PIMCO Emerging Markets Bond Fund, Institutional Class	43,114
4,092		PIMCO Emerging Markets Local Currency and Bond, Institutional Class	24,021
0	(c)	PIMCO High Yield Fund, Institutional Class	0	(d)
23		PIMCO High Yield Municipal Bond Fund, Institutional Class	193
5,415,067		PIMCO Income Fund, Institutional Class	57,399,713
3,018,947		PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	29,917,765
3,901,564		PIMCO Investment Grade Credit Bond Fund, Institutional Class	34,762,931
8		PIMCO Long-Term Credit Bond Fund, Institutional Class	68
1,267		PIMCO Real Return Fund, Institutional Class	12,709
4,874,753		PIMCO Total Return Fund, Institutional Class	41,727,885
7		Pioneer Strategic Income Fund, Class Y	65
1,465,159		Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	13,245,035
2,738		Putnam Ultra Short Duration Income Fund, Class Y	27,649
8,868		TCW Emerging Markets Income Fund, Class I	57,557
6,990		TIAA-Cref Bond Index Fund, Institutional Class	66,611
1,278,666		Voya Securitized Credit Fund, Class I	11,878,804
16,291		Western Asset Core Plus Bond Fund, Class I	152,481
			254,043,175

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 52.8% (Continued)
	MIXED ALLOCATION - 0.0%(a)
1,537	Nuveen Real Asset Income Fund, Class I	$31,753

	TOTAL OPEN END FUNDS (Cost $322,838,925)	344,578,301

	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0% (a)
272,790	First American Government Obligations Fund, Class X, 5.23% (Cost $272,790)(b)	272,790

	TOTAL INVESTMENTS - 100.1% (Cost $601,757,155)	$653,206,512
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(511,744)
	NET ASSETS - 100.0%	$652,694,768

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(c)	Amount represents less than 1 share

(d)	Amount represents less than $1

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.2%
	EQUITY - 2.5%
805,600	Alerian MLP ETF	$38,233,776

	FIXED INCOME - 28.7%
1,141,400	First Trust Preferred Securities and Income ETF	19,769,048
138,100	FlexShrs High Yield Value-Scored Bond Index Fund	5,677,291
61,400	Franklin Liberty Senior Loan ETF	1,503,993
209,800	Invesco BulletShares 2024 High Yield Corporate	4,768,754
691,600	Invesco BulletShares 2025 High Yield Corporate Bond ETF	15,872,220
1,326,600	Invesco Preferred ETF	15,760,008
1,370,400	Invesco Senior Loan ETF	28,983,960
224,800	Invesco Variable Rate Preferred ETF	5,343,496
205,100	iShares Convertible Bond ETF	16,373,133
169,900	iShares iBonds 2024 Term High Yield and Income ETF	3,961,219
567,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	61,833,884
1,372,100	iShares Preferred and Income Securities ETF	44,222,783
499,200	Janus Henderson AAA CLO ETF	25,329,408
45,100	Pimco Senior Loan Active ETF	2,306,865
551,900	SPDR Blackstone Senior Loan ETF	23,240,509
408,400	SPDR Bloomberg Convertible Securities ETF	29,829,536
1,296,900	SPDR Bloomberg High Yield Bond ETF	123,464,880
548,900	SPDR Portfolio High Yield Bond ETF	12,877,194
25,200	Vaneck CLO ETF	1,331,089
207,000	VanEck Vectors Investment Grade Floating Rate ETF	5,280,570
		447,729,840

	TOTAL EXCHANGE-TRADED FUNDS (Cost $467,066,910)	485,963,616

	OPEN END FUNDS — 68.7%
	ALTERNATIVE - 3.7%
5,640,650	BlackRock Systematic Multi-Strategy Fund, Institutional Class	57,703,849
10,486	Metropolitan West Unconstrained Bond Fund, Class I	108,108
58,030	Victory Market Neutral Income Fund, Class I	488,036
		58,299,993

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 68.7% (Continued)
	FIXED INCOME - 65.0%
9,548	Allspring Municipal Bond Fund, Institutional Class	$93,382
5,342	American Century High Income Fund, Class Y	45,779
10,674	Angel Oak Multi-Strategy Income Fund, Institutional Class	90,725
1,731,344	Aristotle Floating Rate Income Fund, Class I	16,568,962
3,557,150	BlackRock Floating Rate Income Portfolio, Institutional Class	34,611,071
4,298,340	BlackRock High Yield Bond Portfolio, Institutional Class	30,346,283
50	BlackRock High Yield Municipal Fund, Institutional Class	450
18,381	BlackRock National Municipal Fund, Institutional Class	186,386
2,836	BlackRock New York Municipal Opportunities Fund, Institutional Class	30,171
9,733,101	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	91,588,476
7,843	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	82,826
36,903	Cohen & Steers Preferred Securities and Income, Class I	445,790
4,473	Columbia Intermediate Duration Municipal Bond Fund, Class I	42,626
1,592	Columbia Total Return Bond Fund, Institutional Class	47,884
4,884,633	Credit Suisse Floating Rate High Income Fund, Institutional Class	31,115,111
1,673,206	Dodge & Cox Global Bond Fund, Class I	18,087,353
654	Fidelity Capital & Income Fund, Class I	6,497
12,772	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	113,670
6,137	Goldman Sachs High Yield Municipal Fund, Institutional Class	56,646
950,224	Holbrook Income Fund, Class I	9,093,648
13,965	Invesco Floating Rate ESG Fund Class Y	94,962
18,415	Invesco High Yield Municipal Fund, Class Y	157,449
24,951	Invesco International Bond Fund, Class Y	108,037
85,039	Invesco Rochester Municipal Opportunities Fund, Class Y	583,369
16,292	Invesco Senior Floating Rate Fund, Class Y	108,670
1	JPMorgan Emerging Markets Debt Fund, Class I	7
11,512	JPMorgan Income Fund, Class I	96,473
346,140	Leader Capital High Quality Income Fund, Institutional Class	3,862,927
1,179	Medalist Partners MBS Total Return Fund, Institutional Class	9,741
5,313,186	Metropolitan West Total Return Bond Fund, Class I	47,924,937
4,140	MFS California Municipal Bond Fund, Class I	37,631
9,925	MFS Corporate Bond Fund, Class I	121,979
14,415	MFS Emerging Markets Debt Fund, Class I	173,270
6,769	MFS Emerging Markets Debt Local Currency Fund, Class I	37,364

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 68.7% (Continued)
	FIXED INCOME - 65.0% (Continued)
490,473	Neuberger Berman Floating Rate Income Fund, Institutional Class	$4,625,162
9,521	Neuberger Berman Strategic Income Fund, Institutional Class	93,118
9,376	Nuveen All-American Municipal Bond Fund, Class I	96,012
7,597,705	Nuveen High Yield Municipal Bond Fund, Class I	113,737,637
1,869	Nuveen Intermediate Duration Municipal Bond Fund, Class I	16,601
1,460,840	Nuveen Preferred Securities Fund, Class I	22,336,251
9,922	Nuveen Short Duration High Yield Municipal Bond, Class I	95,941
31	Nuveen Strategic Income Fund, Class I	306
862,840	Palmer Square Income Plus Fund, Class I	8,611,147
1,205,484	PGIM Floating Rate Income Fund, Class Z	11,042,237
10,143	PIMCO Diversified Income Fund, Institutional Class	97,068
3,343,631	PIMCO Dynamic Bond Fund, Institutional Class	32,867,889
12,595	PIMCO Emerging Markets Bond Fund, Institutional Class	106,300
3,050,364	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	17,905,639
15,540	PIMCO High Yield Municipal Bond Fund, Institutional Class	132,089
17,167,708	PIMCO Income Fund Institutional Class	181,977,704
7,615,680	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	75,471,387
476	PIMCO International Bond Fund Unhedged, Institutional Class	3,594
6,115,993	PIMCO Investment Grade Credit Bond Fund, Institutional Class	54,493,494
2,506,698	PIMCO Long-Term Credit Bond Fund, Institutional Class	22,434,947
386,246	PIMCO Low Duration Income Fund, Institutional Class	3,093,828
3,862	PIMCO Real Return Fund Institutional Class	38,732
16,085,173	PIMCO Total Return Fund Institutional Class	137,689,083
24	Pioneer Strategic Income Fund, Class Y	221
4,344,793	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	39,276,925
6,030	Putnam Ultra Short Duration Income Fund, Class Y	60,901
15,615	TCW Emerging Markets Income Fund, Class I	101,344
1,177	Thornburg Strategic Income Fund, Institutional Class	13,362
22,332	TIAA-Cref Bond Index Fund, Institutional Class	212,820
46,608	Western Asset Core Plus Bond Fund, Class IS	436,247
		1,013,038,538

	TOTAL OPEN END FUNDS (Cost $1,025,551,335)	1,071,338,531

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
3,659,845	First American Government Obligations Fund, Class X, 5.23% (Cost $3,659,845)(a)	$3,659,845

	TOTAL INVESTMENTS - 100.1% (Cost $1,496,278,090)	$1,560,961,992
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,157,540)
	NET ASSETS - 100.0%	$1,558,804,452

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.0%
	FIXED INCOME - 31.0%
1,273,100	Invesco National AMT-Free Municipal Bond ETF	$30,337,973
148,300	iShares National Muni Bond ETF	15,957,080
694,400	SPDR Nuveen Bloomberg High Yield Municipal Bond	17,839,136
312,000	VanEck High Yield Muni ETF	16,305,120
166,100	Vanguard Tax-Exempt Bond Index ETF	8,404,660
	TOTAL EXCHANGE-TRADED FUNDS (Cost $83,695,207)	88,843,969

	OPEN END FUNDS — 68.5%
	FIXED INCOME - 68.5%
595,307	Allspring California Tax-Free Fund, Institutional Class	6,340,019
1,940	American Century High-Yield Municipal Fund, Class I	17,148
885,641	BlackRock High Yield Municipal Fund, Institutional Class	7,935,339
8,705	BlackRock National Municipal Fund, Institutional Class	88,271
2,698,670	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	28,497,957
3,599	City National Rochdale Municipal High Income Fund, Service Class	33,144
1,768	Columbia High Yield Municipal Fund, Institutional Class	16,055
3,837	Columbia Tax Exempt Fund, Class I	45,472
7,598	Franklin High Yield Tax-Free Income Fund, Class A1	67,696
4,865	Goldman Sachs High Yield Municipal Fund, Institutional Class	44,904
11,131	Invesco High Yield Municipal Fund, Class Y	95,166
22,796	Invesco Rochester Municipal Opportunities Fund, Class Y	156,381
2,724,134	JPMorgan Intermediate Tax Free Bond Fund, Class I	27,241,336
571,188	JPMorgan Tax Aware Real Return Fund, Class I	5,414,863
496,361	JPMorgan Tax Free Bond Fund, Class I	5,370,629
3,736	MainStay MacKay High Yield Municipal Bond Fund, Class I	44,346
4,349	Northern Intermediate Tax-Exempt Fund, Class I	42,578
4,219	Nuveen All-American Municipal Bond Fund, Class I	43,207
1,072	Nuveen California High Yield Municipal Bond Fund, Class I	8,501
2,155	Nuveen California Municipal Bond Fund, Class I	21,811
3,208,095	Nuveen High Yield Municipal Bond Fund, Class I	48,025,179
3,396,746	Nuveen Intermediate Duration Municipal Bond Fund, Class I	30,163,100

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 68.5% (Continued)
	FIXED INCOME - 68.5% (Continued)
789	Nuveen Limited Term Municipal Bond Fund, Class I	$8,611
10,940	Nuveen Short Duration High Yield Municipal Bond, Class I	105,786
741,544	PGIM Muni High Income Fund, Class Z	6,963,102
153,191	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,302,122
415,462	Principal Street High Income Municipal Fund, Institutional Class	3,082,729
951	Putnam Strategic Intermediate Municipal Fund, Class Y	13,365
787,245	Putnam Tax Exempt Income Fund, Class Y	6,179,875
1,890,572	Russell Tax Exempt High Yield Bond Fund, Class S	18,716,659
	TOTAL OPEN END FUNDS (Cost $183,755,693)	196,085,351

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
27,241	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.18%(a)	27,243
1,279,699	First American Government Obligations Fund, Class X, 5.23%(a)	1,279,700
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,306,943)	1,306,943

	TOTAL INVESTMENTS - 100.0% (Cost $268,757,843)	$286,236,263
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	85,544
	NET ASSETS - 100.0%	$286,321,807

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares			Fair Value
		EXCHANGE-TRADED FUNDS — 57.7%
		FIXED INCOME - 57.7%
126,200		First Trust ETF IV First Trust Tactical High Yield	$5,203,226
1,628,000		iShares 0-5 Year High Yield Corporate Bond ETF	69,271,400
5,010,100		iShares Broad USD High Yield Corporate Bond ETF	183,319,559
799,500		iShares Fallen Angels USD Bond ETF	21,474,570
2,353,400		iShares iBoxx High Yield Corporate Bond ETF	182,929,782
45,400		JPMorgan High Yield Research Enhanced ETF	2,097,026
224,700		PGIM Active High Yield Bond ETF	7,871,241
2,817,600		SPDR Bloomberg High Yield Bond ETF	268,235,519
5,265,700		SPDR Bloomberg Short Term High Yield Bond ETF	132,800,954
2,471,100		SPDR Portfolio High Yield Bond ETF	57,972,006
913,400		VanEck Fallen Angel High Yield Bond ETF	26,506,868
2,198,800		Xtrackers USD High Yield Corporate Bond ETF	78,519,148
		TOTAL EXCHANGE-TRADED FUNDS (Cost $994,338,616)	1,036,201,299

		OPEN END FUNDS — 42.2%
		FIXED INCOME - 42.2%
3,450,441		Allspring Short-Term High Yield Bond Fund, Institutional Class	26,982,450
67,677,905		BlackRock High Yield Bond Portfolio, Institutional Class	477,806,008
3,430,045		City National Rochdale Fixed Income Opportunities, Class N	67,193,511
17,758		Fidelity Capital & Income Fund, Class I	176,337
46,724		Fidelity High Income Fund, Class I	360,244
29,179		Goldman Sachs High Yield Fund, Institutional Class	162,816
48,236		John Hancock High Yield Fund, Class I	146,155
32,009		Lord Abbett High Yield Fund, Class I	203,580
2,114		MassMutual High Yield Fund, Class I	16,699
12		Metropolitan West High Yield Bond Fund, Class I	108
0	(b)	Neuberger Berman High Income Bond Fund, Institutional Class	1
6		Nuveen High Yield Income Fund, Class I	99
11,330,835		Osterweis Strategic Income Fund, Class I	125,319,034
151,400		PGIM High Yield Fund, Class Z	717,636
22,266		PGIM Short Duration High Yield, Class Z	185,697

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares			Fair Value
		OPEN END FUNDS — 42.2% (Continued)
		FIXED INCOME - 42.2% (Continued)
97		PIMCO High Yield Fund, Institutional Class	$773
0	(b)	PIMCO High Yield Spectrum Fund, Institutional Class	0	(c)
2,324,461		Principal Funds Inc - High Income Fund, Institutional Class	15,527,401
3,099,874		TIAA-CREF High Yield Fund, Institutional Class	26,968,903
1,361,576		Wells Fargo High Yield Bond Fund	4,098,344
2,549,553		Western Asset Short Duration High Income Fund, Class I	12,237,856
		TOTAL OPEN END FUNDS (Cost $728,682,375)	758,103,652

		SHORT-TERM INVESTMENT — 0.2%
		MONEY MARKET FUND - 0.2%
4,527,359		First American Government Obligations Fund, Class X, 5.23% (Cost $4,527,359)(a)	4,527,359

		TOTAL INVESTMENTS - 100.1% (Cost $1,727,548,350)	$1,798,832,310
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,478,364)
		NET ASSETS - 100.0%	$1,796,353,946

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(b)	Amount represents less than one share

(c)	Amount represents less than $1

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.4%
	EQUITY - 34.9%
47,300	Communication Services Select Sector SPDR Fund	$3,862,518
113,300	Financial Select Sector SPDR Fund	4,772,196
30,700	Invesco QQQ Trust Series 1	13,631,107
95,700	iShares MSCI USA Min Vol Factor ETF	7,998,606
67,200	iShares MSCI USA Quality Factor ETF	11,044,320
37,000	iShares U.S. Aerospace & Defense ETF	4,881,410
171,200	JPMorgan Equity Premium Income ETF	9,905,632
201,800	JPMorgan Nasdaq Equity Premium Income ETF	10,945,632
14,300	SPDR Dow Jones Industrial Average ETF Trust	5,687,968
544,600	Vanguard FTSE Developed Markets ETF	27,322,582
39,300	Vanguard Growth ETF	13,527,060
58,800	Vanguard MSCI Europe ETF	3,959,592
13,400	Vanguard S&P 500 ETF	6,441,380
103,700	WisdomTree India Earnings Fund	4,517,172
		128,497,175
	FIXED INCOME - 9.5%
119,700	First Trust Preferred Securities and Income ETF	2,073,204
40,500	Franklin Liberty Senior Loan ETF	992,048
78,000	Invesco Preferred ETF	926,640
229,800	Invesco Senior Loan ETF	4,860,270
256,700	iShares Preferred and Income Securities ETF	8,273,441
9,000	Pacer Pacific Asset Floating Rate High Income ETF	428,040
29,700	Pimco Senior Loan Active ETF	1,519,155
42,600	SPDR Blackstone Senior Loan ETF	1,793,886
69,100	SPDR Blbg Investment Grade Floating Rate ETF	2,130,353
55,000	SPDR Bloomberg Convertible Securities ETF	4,017,200
84,300	SPDR Bloomberg High Yield Bond ETF	8,025,360
		35,039,597

	TOTAL EXCHANGE-TRADED FUNDS (Cost $141,076,843)	163,536,772

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 55.6%
	ALTERNATIVE - 1.9%
332,603	DoubleLine Flexible Income Fund, Class I	$2,860,387
470,745	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	4,184,920
1	JPMorgan Hedged Equity Fund, Class I	30
		7,045,337
	EQUITY - 20.0%
457,948	Causeway International Value Fund, Class I	9,200,181
206,406	JPMorgan Large Cap Growth Fund, Class I	14,409,202
1,218,342	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	10,831,060
483,843	Schwab S&P 500 Index Fund, Select Class	39,099,386
		73,539,829
	FIXED INCOME - 33.7%
512	Allspring California Tax-Free Fund, Institutional Class	5,448
1,649	Ashmore Emerging Markets Total Return Fund, Institutional Class	8,145
858,234	BlackRock Floating Rate Income Portfolio, Institutional Class	8,350,616
486,837	BlackRock High Yield Bond Portfolio, Institutional Class	3,437,067
1,103	BlackRock National Municipal Fund, Institutional Class	11,186
1,010,880	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	9,512,385
347	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,669
1,795	Cohen & Steers Preferred Securities and Income, Class I	21,679
266	Columbia Intermediate Duration Municipal Bond Fund, Class I	2,534
532,806	Crossingbridge Low Duration High Yield Fund, Institutional Class	5,204,718
325,146	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,059,624
18	Invesco High Yield Municipal Fund, Class Y	157
11,415	Invesco Rochester Municipal Opportunities Fund, Class Y	78,307
2,371	Invesco Senior Floating Rate Fund, Class Y	15,818
687,470	JPMorgan Emerging Markets Debt Fund, Class I	4,262,317
1,252	JPMorgan Income Fund, Class I	10,491
81,876	MassMutual Global Floating Rate Fund, Class Y	721,327
621,063	Metropolitan West Total Return Bond Fund, Class I	5,601,990
1,114	Neuberger Berman Strategic Income Fund, Institutional Class	10,891
105,212	North Square Preferred And Income Securities Fund, Class I	2,151,592
625	Nuveen All-American Municipal Bond Fund, Class I	6,395
1,781	Nuveen High Yield Municipal Bond Fund, Class I	26,656
1,278	Nuveen Preferred Securities Fund, Class I	19,543

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 55.6% (Continued)
	FIXED INCOME - 33.7% (Continued)
441	Nuveen Short Duration High Yield Municipal Bond, Class I	$4,267
676	Nuveen Strategic Income Fund, Class I	6,643
1,205	PIMCO Diversified Income Fund, Institutional Class	11,536
1,999	PIMCO Emerging Markets Bond Fund, Institutional Class	16,875
535,898	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	3,954,925
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	17
1,945,329	PIMCO Income Fund, Institutional Class	20,620,493
758,346	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,515,213
1,699,025	PIMCO Investment Grade Credit Bond Fund, Institutional Class	15,138,315
1,090,118	PIMCO Long-Term Credit Bond Fund, Institutional Class	9,756,553
260	PIMCO Low Duration Income Fund, Institutional Class	2,085
427	PIMCO Real Return Fund Institutional Class	4,278
1,512,803	PIMCO Total Return Fund Institutional Class	12,949,598
553,427	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,002,977
459,409	Putnam Floating Rate Income Fund, Class Y	3,675,272
302,156	RiverPark Strategic Income Fund, Institutional Class	2,632,689
3,000	TCW Emerging Markets Income Fund, Class I	19,469
2,437	TIAA-Cref Bond Index Fund, Institutional Class	23,222
2,122	Western Asset Core Plus Bond Fund, Class IS	19,858
		123,876,840

	TOTAL OPEN END FUNDS (Cost $189,317,716)	204,462,006

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
633,413	First American Government Obligations Fund, Class X, 5.23% (Cost $633,413)(a)	633,413

	TOTAL INVESTMENTS - 100.2% (Cost $331,027,972)	$368,632,191
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(692,265)
	NET ASSETS - 100.0%	$367,939,926

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.8%
	EQUITY - 26.3%
3,200	Communication Services Select Sector SPDR Fund	$261,312
6,500	Financial Select Sector SPDR Fund	273,780
1,600	Invesco QQQ Trust Series 1	710,416
6,900	iShares MSCI USA Min Vol Factor ETF	576,702
3,900	iShares MSCI USA Quality Factor ETF	640,965
2,100	iShares U.S. Aerospace & Defense ETF	277,053
10,000	JPMorgan Equity Premium Income ETF	578,600
11,600	JPMorgan Nasdaq Equity Premium Income ETF	629,184
2,000	SPDR Dow Jones Industrial Average ETF Trust	795,520
48,700	Vanguard FTSE Developed Markets ETF	2,443,279
4,400	Vanguard Growth ETF	1,514,480
2,900	Vanguard MSCI Europe ETF	195,286
1,000	Vanguard S&P 500 ETF	480,700
5,400	WisdomTree India Earnings Fund	235,224
		9,612,501
	FIXED INCOME - 19.5%
6,900	Blackrock AAA CLO ETF	356,937
22,000	BNY Mellon High Yield Beta ETF	1,048,520
11,500	First Trust Preferred Securities and Income ETF	199,180
21,700	Invesco Preferred ETF	257,796
56,900	Invesco Senior Loan ETF	1,203,435
24,700	iShares Preferred and Income Securities ETF	796,081
9,100	Janus Henderson B-BBB CLO ETF	444,899
11,800	JPMorgan High Yield Municipal ETF	588,230
8,400	Pacer Pacific Asset Floating Rate High Income ETF	399,504
3,700	PGIM Floating Rate Income ETF	188,737
29,800	SPDR Blackstone Senior Loan ETF	1,254,878
5,400	SPDR Bloomberg Convertible Securities ETF	394,416
		7,132,613

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,987,799)	16,745,114

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 54.0%
	ALTERNATIVE - 5.1%
77,648	DoubleLine Flexible Income Fund, Class I	$667,774
63,416	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	563,772
64,972	PartnerSelect High Income Alternatives Fund, Institutional Class	632,180
		1,863,726
	EQUITY - 6.6%
29,943	Schwab S&P 500 Index Fund, Select Class	2,419,723

	FIXED INCOME - 42.3%
104	American Century High Income Fund, Class Y	893
628	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,528
483	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,385
157,297	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,480,168
163	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,722
80	Columbia Intermediate Duration Municipal Bond Fund, Class I	763
65,022	Crossingbridge Low Duration High Yield Fund, Institutional Class	635,167
51,539	DoubleLine Low Duration Emerging Markets Fixed, Class I	484,978
570	Franklin High Yield Tax-Free Income Fund, Class A1	5,075
42,576	Holbrook Structured Income Fund, Class I	417,247
92,613	JPMorgan Emerging Markets Debt Fund, Class I	574,198
114,698	Medalist Partners MBS Total Return Fund, Institutional Class	947,406
90,594	Metropolitan West Total Return Bond Fund, Class I	817,160
223	Nuveen High Yield Municipal Bond Fund, Class I	3,331
111	Nuveen Preferred Securities Fund, Class I	1,699
156	Nuveen Short Duration High Yield Municipal Bond, Class I	1,509
169	Nuveen Strategic Income Fund, Class I	1,664
72,193	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	532,788
260,622	PIMCO Income Fund Institutional Class	2,762,594
239,925	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,377,659
93,310	PIMCO Investment Grade Credit Bond Fund, Institutional Class	831,395
246,955	PIMCO Total Return Fund, Institutional Class	2,113,934
74,568	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	674,091
57,611	Putnam Floating Rate Income Fund, Class Y	460,891
36,969	RiverPark Strategic Income Fund, Institutional Class	322,111
136	TCW Emerging Markets Income Fund, Class I	882

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 54.0% (Continued)
	FIXED INCOME – 42.3% (Continued)
1	TCW Emerging Markets Local Currency Income Fund, Class I	$8
1	TCW Total Return Bond Fund, Class I	8
300	TIAA-Cref Bond Index Fund, Institutional Class	2,863
757	Western Asset Core Plus Bond Fund, Class IS	7,084
		15,465,201

	TOTAL OPEN END FUNDS (Cost $18,812,991)	19,748,650

	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0% (a)
382	First American Government Obligations Fund, Class X, 5.23% (Cost $382)(b)	382

	TOTAL INVESTMENTS - 99.8% (Cost $33,801,172)	$36,494,146
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	84,179
	NET ASSETS - 100.0%	$36,578,325

CLO	- Collateralized Loan Obligation

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MBS	- Mortgage Backed Securities

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 65.0%
	EQUITY - 52.7%
4,403	Communication Services Select Sector SPDR Fund	$359,549
1,585	Energy Select Sector SPDR Fund	149,640
8,777	Financial Select Sector SPDR Fund	369,687
8,419	Global X US Infrastructure Development ETF	335,160
2,689	Invesco QQQ Trust Series 1	1,193,943
9,142	iShares Core S&P Small-Cap ETF	1,010,374
2,192	iShares MSCI ACWI ex U.S. ETF	117,031
7,707	iShares MSCI USA Min Vol Factor ETF	644,151
5,379	iShares MSCI USA Quality Factor ETF	884,039
3,961	iShares S&P Mid-Cap 400 Growth ETF	361,441
2,951	iShares U.S. Aerospace & Defense ETF	389,325
9,982	JPMorgan Equity Premium Income ETF	577,559
15,636	JPMorgan Nasdaq Equity Premium Income ETF	848,097
1,838	SPDR Dow Jones Industrial Average ETF Trust	731,083
6,786	SPDR S&P Regional Banking ETF	341,200
1,449	Vanguard Extended Market ETF	253,966
74,011	Vanguard FTSE Developed Markets ETF	3,713,131
5,802	Vanguard FTSE Emerging Markets ETF	242,350
4,708	Vanguard Growth ETF	1,620,494
1,943	Vanguard Mid-Cap Growth ETF	458,140
17,265	Vanguard MSCI Europe ETF	1,162,625
2,919	Vanguard S&P 500 ETF	1,403,163
8,915	WisdomTree India Earnings Fund	388,337
2,655	WisdomTree Japan Hedged Equity Fund	288,068
		17,842,553

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 65.0% (Continued)
	FIXED INCOME - 12.3%
6,628	First Trust Preferred Securities and Income ETF	$114,797
53,116	Invesco Preferred ETF	631,019
8,136	Invesco Senior Loan ETF	172,076
7,260	iShares iBoxx $ Investment Grade Corporate Bond ETF	790,760
15,963	iShares Preferred and Income Securities ETF	514,487
5,626	Janus Henderson B-BBB CLO ETF	275,055
4,936	Pacer Pacific Asset Floating Rate High Income ETF	234,756
8,952	Panagram Bbb-B Clo Etf	239,869
2,142	PGIM Floating Rate Income ETF	109,263
21,978	Principal Active High Yield ETF	421,098
3,178	SPDR Bloomberg Convertible Securities ETF	232,121
18,304	SPDR Portfolio High Yield Bond ETF	429,412
		4,164,713

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,953,862)	22,007,266

	OPEN END FUNDS — 34.7%
	ALTERNATIVE - 2.5%
33,972	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	302,016
23,149	LoCorr Market Trend Fund, Class I	295,842
25,721	PartnerSelect High Income Alternatives Fund, Institutional Class	250,261
		848,119
	EQUITY - 20.2%
71,040	Baillie Gifford Emerging Markets Equities Fund	1,376,761
12,687	FullerThaler Behavioral Small-Cap Growth Fund(a)	563,701
20,016	JPMorgan Large Cap Growth Fund, Class I	1,397,304
6,500	MSIF Global Concentrated Portfolio, Class A	138,700
41,465	Schwab S&P 500 Index Fund, Select Class	3,350,789
		6,827,255

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares	OPEN END FUNDS — 34.7% (Continued)	Fair Value
	FIXED INCOME - 12.0%
51	American Century High Income Fund, Class Y	$433
42,584	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	400,714
37	Columbia Intermediate Duration Municipal Bond Fund, Class I	355
49,162	JPMorgan Emerging Markets Debt Fund, Class I	304,804
41,864	Medalist Partners MBS Total Return Fund, Institutional Class	345,797
22,407	Metropolitan West Total Return Bond Fund, Class I	202,109
17,354	Nuveen Preferred Securities Fund, Class I	265,336
17,869	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	131,871
63,770	PIMCO Income Fund, Institutional Class	675,960
23,075	PIMCO Investment Grade Credit Bond Fund, Institutional Class	205,594
63,047	PIMCO Total Return Fund Institutional Class	539,683
85,827	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	775,879
26,713	Putnam Floating Rate Income Fund, Class Y	213,701
12	TCW Emerging Markets Income Fund, Class I	78
		4,062,314

	TOTAL OPEN END FUNDS (Cost $10,905,802)	11,737,688

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
211,950	First American Government Obligations Fund, Class X, 5.23% (Cost $211,950)(b)	211,950

	TOTAL INVESTMENTS - 100.3% (Cost $31,071,614)	$33,956,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(87,619)
	NET ASSETS - 100.0%	$33,869,285

CLO	- Collateralized Loan Obligation

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6%
	EQUITY - 70.6%
740	Alerian MLP ETF	$35,120
493	Communication Services Select Sector SPDR Fund	40,258
593	Energy Select Sector SPDR Fund	55,985
994	Financial Select Sector SPDR Fund	41,867
499	Global X US Infrastructure Development ETF	19,865
805	Invesco Nasdaq 100 ETF	147,065
331	iShares Core S&P Small-Cap ETF	36,582
1,542	iShares MSCI ACWI ex U.S. ETF	82,327
845	iShares MSCI USA Min Vol Factor ETF	70,625
602	iShares MSCI USA Quality Factor ETF	98,939
285	iShares U.S. Aerospace & Defense ETF	37,600
1,437	JPMorgan Equity Premium Income ETF	83,145
584	JPMorgan Hedged Equity Laddered Overlay ETF	32,686
1,771	JPMorgan Nasdaq Equity Premium Income ETF	96,059
114	SPDR Dow Jones Industrial Average ETF Trust	45,345
89	Vanguard Extended Market ETF	15,599
7,566	Vanguard FTSE Developed Markets ETF	379,587
673	Vanguard FTSE Emerging Markets ETF	28,111
356	Vanguard Growth ETF	122,535
446	Vanguard Mid-Cap Growth ETF	105,162
130	Vanguard Mid-Cap Value ETF	20,268
808	Vanguard MSCI Europe ETF	54,411
505	Vanguard S&P 500 ETF	242,755
131	Vanguard Small-Cap Growth ETF	34,154
2,152	WisdomTree India Earnings Fund	93,741
927	WisdomTree Japan Hedged Equity Fund	100,580
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,897,783)	2,120,371

	OPEN END FUNDS — 18.1%
	EQUITY - 18.1%
3,780	Causeway International Value Fund	75,376
2,162	MSIF Global Concentrated Portfolio, Class A	46,127
3,908	PIMCO RAE US Small Fund, Institutional Class	41,853
3,281	Schwab S&P 500 Index Fund	265,103
1,156	Schwab US Large-Cap Growth Index Fund	115,398
	TOTAL OPEN END FUNDS (Cost $483,063)	543,857

See accompanying notes to financial statements.

SIERRA TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
8,103	First American Government Obligations Fund, Class X, 5.23% (Cost $8,103)(a)	$8,103

	TOTAL INVESTMENTS - 89.0% (Cost $2,388,949)	$2,672,331
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%	330,509
	NET ASSETS - 100.0%	$3,002,840

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund	Bond Fund
ASSETS
Investment securities:
At cost	$601,757,155	$1,496,278,090	$268,757,843	$1,727,548,350
At value	$653,206,512	$1,560,961,992	$286,236,263	$1,798,832,310
Receivable for securities sold	655,258	—	279,849	—
Dividends and interest receivable	55,724	43,860	2,791	20,755
Receivable for Fund shares sold	308,992	1,417,662	315,472	2,297,322
Prepaid expenses and other assets	35,833	69,579	61,627	82,526
TOTAL ASSETS	654,262,319	1,562,493,093	286,896,002	1,801,232,913

LIABILITIES
Payable for Fund shares repurchased	711,638	2,092,365	364,837	2,747,076
Investment advisory fees payable	692,466	992,291	181,361	1,588,921
Distribution (12b-1) fees payable	33,088	137,706	4,036	25,722
Payable to related parties	19,166	122,400	13,346	101,085
Accrued expenses and other liabilities	111,193	343,879	10,615	416,163
TOTAL LIABILITIES	1,567,551	3,688,641	574,195	4,878,967
NET ASSETS	$652,694,768	$1,558,804,452	$286,321,807	$1,796,353,946

Net Assets Consist Of:
Paid in capital	$687,707,198	$1,684,003,628	$294,652,472	$1,858,261,415
Accumulated Deficit	(35,012,430)	(125,199,176)	(8,330,665)	(61,907,469)
NET ASSETS	$652,694,768	$1,558,804,452	$286,321,807	$1,796,353,946

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2024

	Sierra Tactical All	Sierra Tactical Core		Sierra Tactical		Sierra Tactical
	Asset Fund	Income Fund		Municipal Fund		Bond Fund
Net Asset Value Per Share:
Class A:
Net Assets	$18,484,957	$33,784,735		$4,754,427		$6,569,064
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	823,674	1,681,020		184,900		251,448
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.44	$20.10	(b)	$25.71		$26.12
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.32	$20.88		$26.72		$27.14

Class C:
Net Assets	$30,852,417	$102,304,819		$2,355,598		$23,243,337
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,368,383	5,117,663		92,608		896,886
Net asset value (Net Assets ÷ Shares Outstanding) , offering price and redemption price per share	$22.55	$19.99		$25.44		$25.92	(b)

Investor Class:
Net Assets	$7,873,496	$45,755,964		$3,621,547		$14,612,645
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	351,472	2,272,458		141,012		559,741
Net asset value (Net Assets ÷ Shares Outstanding) , offering price and redemption price per share	$22.40	$20.14	(b)	$25.68		$26.11	(b)

Instl Class:
Net Assets	$590,739,895	$1,376,958,934		$275,301,777		$1,751,928,900
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	26,564,074	68,839,039		10,740,482		66,927,827
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.24	$20.00		$25.63		$26.18	(b)

Special Shares:
Net Assets				$288,458
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				11,199
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$25.76	(b)

Class A1:
Net Assets	$3,112,302
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	137,175
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.69
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.57

Class I1:
Net Assets	$1,631,701
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	72,230
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.59

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

	Sierra Tactical Risk	Sierra Tactical Risk	Sierra Tactical Risk	Sierra Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund	Spectrum 70 Fund	Growth Fund
ASSETS
Investment securities:
At cost	$331,027,972	$33,801,172	$31,071,614	$2,388,949
At value	$368,632,191	$36,494,146	$33,956,904	$2,672,331
Receivable for securities sold	—	171,487	—	—
Dividends and interest receivable	32,215	3,316	4,440	177
Receivable for Fund shares sold	197,714	423	—	291,302
Receivable due from Advisor	—	—	—	12,713
Prepaid expenses and other assets	58,926	10,733	87,543	47,957
TOTAL ASSETS	368,921,046	36,680,105	34,048,887	3,024,480

LIABILITIES
Payable for investments purchased	—	—	128,520	—
Payable for Fund shares repurchased	543,352	—	3,681	—
Investment advisory fees payable	373,329	20,659	19,869	—
Payable to related parties	8,758	3,886	3,083	1,886
Distribution (12b-1) fees payable	1,610	—	—	23
Accrued expenses and other liabilities	54,071	77,235	24,449	19,731
TOTAL LIABILITIES	981,120	101,780	179,602	21,640
NET ASSETS	$367,939,926	$36,578,325	$33,869,285	$3,002,840

Net Assets Consist Of:
Paid in capital	$370,440,687	$34,750,501	$31,846,229	$2,745,898
Accumulated Earnings (Deficit)	(2,500,761)	1,827,824	2,023,056	256,942
NET ASSETS	$367,939,926	$36,578,325	$33,869,285	$3,002,840

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2024

	Sierra Tactical Risk	Sierra Tactical Risk		Sierra Tactical Risk		Sierra Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund		Spectrum 70 Fund		Growth Fund
Net Asset Value Per Share:
Class A:
Net Assets	$223,585
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,400
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.79
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$24.71

Class C:
Net Assets	$841,538
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	35,588
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.65

Investor Class:
Net Assets	$2,634,742	$27		$558		$69,890
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	110,810	1		20		2,508
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.78	$26.21	(b)(c)	$27.50	(b)(c)	$27.87	(b)

Instl Class:
Net Assets	$364,240,061	$36,578,298		$33,868,727		$2,932,950
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,313,746	1,395,840		1,229,404		105,050
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.79	$26.21	(b)	$27.55		$27.92

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

(c)	The NAV shown above does not recompute due to rounding of shares.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2024

	Sierra Tactical All	Sierra Tactical	Sierra Tactical	Sierra Tactical
	Asset Fund	Core Income Fund	Municipal Fund	Bond Fund
INVESTMENT INCOME
Dividends	$15,248,970	$43,823,053	$4,292,349	$51,709,828
Interest	2,204,970	5,097,535	973,943	4,549,085
TOTAL INVESTMENT INCOME	17,453,940	48,920,588	5,266,292	56,258,913

EXPENSES
Investment advisory fees	4,232,959	6,162,686	1,076,167	9,118,075
Distribution (12b-1) fees:
Class A	23,040	69,787	5,701	8,382
Class C	154,483	533,702	12,342	112,468
Investor Class	11,156	97,896	7,302	26,415
Class A1	6,158	—	—	—
Class I1	3,805	—	—	—
Third party administrative servicing fee	304,773	735,067	129,011	772,827
Administrative services fees	139,772	332,110	62,478	350,820
Registration fees	62,708	80,220	60,164	85,232
Accounting services fees	45,985	105,681	17,989	110,806
Transfer agent fees	42,145	243,613	49,106	107,761
Custodian fees	38,969	87,173	18,643	81,821
Printing and postage expenses	37,916	76,073	35,570	58,406
Professional fees	18,201	17,793	17,585	17,543
Compliance officer fees	13,004	24,066	9,194	21,440
Trustees fees and expenses	8,023	8,026	8,026	8,029
Insurance expense	5,993	10,528	2,758	11,029
Interest expense	3,337	18,575	1,756	13,195
Other expenses	3,367	2,568	3,168	2,838
TOTAL EXPENSES	5,155,794	8,605,564	1,516,960	10,907,087

Less: Fees waived by the Adviser	—	(10,496)	(3,184)	—

NET EXPENSES	5,155,794	8,595,068	1,513,776	10,907,087
NET INVESTMENT INCOME	12,298,146	40,325,520	3,752,516	45,351,826

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(3,725,954)	(14,352,644)	(2,100,468)	(38,201,059)
Distributions of capital gains from underlying investment companies	5	—	—	—
	(3,725,949)	(14,352,644)	(2,100,468)	(38,201,059)

Net change in unrealized appreciation of investments	48,072,628	77,258,346	20,071,824	92,094,612
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	44,346,679	62,905,702	17,971,356	53,893,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,644,825	$103,231,222	$21,723,872	$99,245,379

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended March 31, 2024

	Sierra Tactical Risk	Sierra Tactical Risk	Sierra Tactical Risk	Sierra Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund	Spectrum 70 Fund	Growth Fund *
INVESTMENT INCOME
Dividends	$7,844,534	$867,360	$419,531	$27,796
Interest	1,054,270	85,601	55,224	6,569
TOTAL INVESTMENT INCOME	8,898,804	952,961	474,755	34,365

EXPENSES
Investment advisory fees	1,983,825	193,581	133,883	7,680
Distribution (12b-1) fees:
Class A	264	—	—	—
Class C	3,382	—	—	78
Investor Class	5,857	—	24	—
Third party administrative servicing fee	170,377	16,593	10,201	717
Administrative services fees	80,606	8,205	5,924	9,146
Printing and postage expenses	38,021	3,467	3,741	9,972
Registration fees	35,055	35,096	27,415	27,527
Accounting services fees	27,803	2,467	1,868	102
Custodian fees	25,637	12,677	2,471	4,987
Transfer agent fees	24,482	3,004	3,689	2,493
Professional fees	17,585	17,771	17,753	14,212
Compliance officer fees	10,420	6,809	6,412	7,730
Trustees fees and expenses	8,029	7,972	7,930	6,483
Interest expense	2,847	367	393	—
Insurance expense	1,993	2,005	915	1,247
Other expenses	2,373	2,466	2,286	2,493
TOTAL EXPENSES	2,438,556	312,480	224,905	94,867

Plus: Recapture of fees waived by the Adviser	47,433	—	—	—
Less: Fees waived by the Adviser and expenses reimbursed	—	(70,580)	(57,075)	(84,577)

NET EXPENSES	2,485,989	241,900	167,830	10,290
NET INVESTMENT INCOME	6,412,815	711,061	306,925	24,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(3,722,654)	(126,560)	(756,484)	(26,722)
Distributions of capital gains from underlying investment companies	84,348	69	40	639
	(3,638,306)	(126,491)	(756,444)	(26,083)

Net change in unrealized appreciation of investments	33,347,651	2,342,734	3,318,311	283,382
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	29,709,345	2,216,243	2,561,867	257,299

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,122,160	$2,927,304	$2,868,792	$281,374

*	Sierra Tactical Core Growth Fund commenced operations on September 29, 2023.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$12,298,146	$24,684,974
Net realized loss from security transactions	(3,725,954)	(24,972,391)
Distributions of capital gains from underlying investment companies	5	56,179
Net change in unrealized appreciation of investments	48,072,628	1,721,615
Net increase in net assets resulting from operations	56,644,825	1,490,377
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(315)
Class C	—	(387)
Investor Class	—	(129)
Instl Class	—	(12,297)
Class AI	—	(50)
Class I1	—	(99)
From distributable earnings:
Class A	(320,063)	(576,241)
Class C	(418,626)	(708,879)
Investor Class	(136,754)	(253,145)
Instl Class	(11,240,865)	(22,832,354)
Class A1	(50,616)	(88,213)
Class I1	(27,414)	(192,650)
Net decrease in net assets resulting from distributions to shareholders	(12,194,338)	(24,664,759)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	119,944	558,131
Class C	342,289	1,930,652
Investor Class	4,514,230	781,730
Instl Class	45,087,140	191,910,005
Class A1	43,992	463,002
Class I1	15,153	1,826,797
Net asset value of shares issued in reinvestment of distributions:
Class A	315,194	565,004
Class C	408,102	689,629
Investor Class	133,315	241,604
Instl Class	11,114,724	22,645,091
Class A1	39,705	72,553
Class I1	26,333	189,022
Payments for shares redeemed:
Class A	(1,910,487)	(4,426,165)
Class C	(3,413,363)	(8,300,868)
Investor Class	(5,081,804)	(4,389,234)
Instl Class	(171,202,782)	(311,308,830)
Class A1	(313,829)	(598,333)
Class I1	(4,794,755)	(3,158,556)
Net decrease in net assets resulting from shares of beneficial interest	(124,556,899)	(110,308,766)

TOTAL DECREASE IN NET ASSETS	(80,106,412)	(133,483,148)

NET ASSETS
Beginning of Period	732,801,180	866,284,328
End of Period	$652,694,768	$732,801,180

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
SHARE ACTIVITY
Class A:
Shares Sold	5,486	25,861
Shares Reinvested	14,248	26,396
Shares Redeemed	(88,530)	(204,517)
Net decrease in shares of beneficial interest outstanding	(68,796)	(152,260)

Class C:
Shares Sold	15,820	88,934
Shares Reinvested	18,364	32,062
Shares Redeemed	(157,609)	(382,045)
Net decrease in shares of beneficial interest outstanding	(123,425)	(261,049)

Investor Class:
Shares Sold	216,638	36,194
Shares Reinvested	6,037	11,304
Shares Redeemed	(237,852)	(202,417)
Net decrease in shares of beneficial interest outstanding	(15,177)	(154,919)

Instl Class:
Shares Sold	2,108,802	8,916,605
Shares Reinvested	507,109	1,067,249
Shares Redeemed	(8,035,223)	(14,506,606)
Net decrease in shares of beneficial interest outstanding	(5,419,312)	(4,522,752)

Class A1
Shares Sold	2,017	20,954
Shares Reinvested	1,775	3,353
Shares Redeemed	(14,519)	(27,423)
Net decrease in shares of beneficial interest outstanding	(10,727)	(3,116)

Class I1
Shares Sold	685	83,394
Shares Reinvested	1,183	8,774
Shares Redeemed	(228,068)	(145,356)
Net decrease in shares of beneficial interest outstanding	(226,200)	(53,188)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$40,325,520	$70,627,516
Net realized loss from security transactions	(14,352,644)	(81,324,110)
Distributions of capital gains from underlying investment companies	—	46,984
Net change in unrealized appreciation (depreciation) of investments	77,258,346	(12,152,874)
Net increase (decrease) in net assets resulting from operations	103,231,222	(22,802,484)
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(6,390)
Class C	—	(15,366)
Investor Class	—	(8,825)
Instl Class	—	(273,213)
From distributable earnings:
Class A	(793,539)	(1,471,985)
Class C	(2,113,904)	(3,477,726)
Investor Class	(1,085,533)	(2,116,272)
Instl Class	(35,729,153)	(64,185,805)
Net decrease in net assets resulting from distributions to shareholders	(39,722,129)	(71,555,582)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,041,145	5,299,388
Class C	4,040,200	19,053,944
Investor Class	5,149,144	20,289,178
Instl Class	180,953,340	797,758,155
Net asset value of shares issued in reinvestment of distributions:
Class A	706,330	1,400,867
Class C	2,020,373	3,294,131
Investor Class	1,047,406	2,010,660
Instl Class	34,820,900	58,245,919
Payments for shares redeemed:
Class A	(11,008,670)	(13,752,731)
Class C	(20,782,325)	(53,085,717)
Investor Class	(19,110,794)	(29,896,358)
Instl Class	(496,608,802)	(845,835,755)
Net decrease in net assets resulting from shares of beneficial interest	(316,731,753)	(35,218,319)

TOTAL DECREASE IN NET ASSETS	(253,222,660)	(129,576,385)

NET ASSETS
Beginning of Period	1,812,027,112	1,941,603,497
End of Period	$1,558,804,452	$1,812,027,112

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
SHARE ACTIVITY
Class A:
Shares Sold	54,178	262,637
Shares Reinvested	83,750	70,455
Shares Redeemed	(567,026)	(687,682)
Net decrease in shares of beneficial interest outstanding	(429,098)	(354,590)

Class C:
Shares Sold	205,759	951,692
Shares Reinvested	102,632	166,542
Shares Redeemed	(1,062,405)	(2,668,496)
Net decrease in shares of beneficial interest outstanding	(754,014)	(1,550,262)

Investor Class:
Shares Sold	257,661	1,005,813
Shares Reinvested	52,839	100,998
Shares Redeemed	(973,489)	(1,499,060)
Net decrease in shares of beneficial interest outstanding	(662,989)	(392,249)

Instl Class:
Shares Sold	9,191,496	39,596,908
Shares Reinvested	1,767,960	3,139,643
Shares Redeemed	(25,354,897)	(42,635,790)
Net increase (decrease) in shares of beneficial interest outstanding	(14,395,441)	100,761

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$3,752,516	$7,725,906
Net realized loss from security transactions	(2,100,468)	(6,853,547)
Distributions of capital gains from underlying investment companies	—	141,703
Net change in unrealized appreciation (depreciation) of investments	20,071,824	(2,505,141)
Net increase (decrease) in net assets resulting from operations	21,723,872	(1,491,079)
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(54)
Class C	—	(22)
Investor Class	—	(49)
Instl Class	—	(4,100)
Special Shares	—	(4)
From distributable earnings:
Class A	(54,304)	(103,218)
Class C	(20,154)	(38,599)
Investor Class	(40,172)	(84,176)
Instl Class	(3,583,647)	(7,561,985)
Special Shares	(3,825)	(7,234)
Net decrease in net assets resulting from distributions to shareholders	(3,702,102)	(7,799,441)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	256,817	1,759,310
Class C	312,805	2,611,682
Investor Class	75,150	1,437,263
Instl Class	39,350,247	130,585,862
Special Shares	—	1,173
Net asset value of shares issued in reinvestment of distributions:
Class A	54,304	103,264
Class C	20,154	38,621
Investor Class	40,064	84,038
Instl Class	3,431,285	7,274,486
Special Shares	3,825	7,238
Payments for shares redeemed:
Class A	(103,947)	(2,030,652)
Class C	(710,506)	(1,477,704)
Investor Class	(827,333)	(1,410,566)
Instl Class	(73,784,469)	(142,971,949)
Special Shares	(23,123)	(5,743)
Net decrease in net assets resulting from shares of beneficial interest	(31,904,727)	(3,993,677)

TOTAL DECREASE IN NET ASSETS	(13,882,957)	(13,284,197)

NET ASSETS
Beginning of Period	300,204,764	313,488,961
End of Period	$286,321,807	$300,204,764

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
SHARE ACTIVITY
Class A:
Shares Sold	10,141	69,377
Shares Reinvested	2,141	4,123
Shares Redeemed	(4,125)	(81,543)
Net increase (decrease) in shares of beneficial interest outstanding	8,157	(8,043)

Class C:
Shares Sold	12,726	103,512
Shares Reinvested	803	1,558
Shares Redeemed	(28,932)	(59,351)
Net increase (decrease) in shares of beneficial interest outstanding	(15,403)	45,719

Investor Class:
Shares Sold	2,977	56,612
Shares Reinvested	1,583	3,360
Shares Redeemed	(34,036)	(56,222)
Net increase (decrease) in shares of beneficial interest outstanding	(29,476)	3,750

Instl Class:
Shares Sold	1,563,140	5,181,291
Shares Reinvested	135,829	291,174
Shares Redeemed	(2,965,799)	(5,714,829)
Net decrease in shares of beneficial interest outstanding	(1,266,830)	(242,364)

Special Shares:
Shares Sold	—	45
Shares Reinvested	151	289
Shares Redeemed	(934)	(228)
Net increase (decrease) in shares of beneficial interest outstanding	(783)	106

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$45,351,826	$90,699,929
Net realized loss from security transactions	(38,201,059)	(12,150,618)
Distributions of capital gains from underlying investment companies	—	1,194
Net change in unrealized appreciation (depreciation) of investments	92,094,612	(20,587,355)
Net increase in net assets resulting from operations	99,245,379	57,963,150
DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(827)
Class C	—	(2,412)
Investor Class	—	(1,508)
Instl Class	—	(209,837)
From distributable earnings:
Class A	(167,596)	(679,670)
Class C	(483,000)	(899,706)
Investor Class	(318,746)	(654,908)
Instl Class	(44,070,429)	(88,947,420)
Net decrease in net assets resulting from distributions to shareholders	(45,039,771)	(91,396,288)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,100,789	1,556,818
Class C	2,508,365	8,795,937
Investor Class	5,148,879	7,782,701
Instl Class	368,170,811	762,874,058
Net asset value of shares issued in reinvestment of distributions:
Class A	166,294	677,677
Class C	478,044	894,422
Investor Class	306,536	629,001
Instl Class	43,425,150	87,867,469
Payments for shares redeemed:
Class A	(1,972,267)	(17,007,372)
Class C	(3,520,886)	(7,550,850)
Investor Class	(4,466,208)	(12,540,636)
Instl Class	(440,979,331)	(1,141,757,821)
Net decrease in net assets resulting from shares of beneficial interest	(29,633,824)	(307,778,596)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,571,784	(341,211,734)

NET ASSETS
Beginning of Period	1,771,782,162	2,112,993,896
End of Period	$1,796,353,946	$1,771,782,162

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
SHARE ACTIVITY
Class A:
Shares Sold	42,698	60,272
Shares Reinvested	6,460	26,476
Shares Redeemed	(76,510)	(660,269)
Net decrease in shares of beneficial interest outstanding	(27,352)	(573,521)

Class C:
Shares Sold	98,046	342,816
Shares Reinvested	18,700	35,239
Shares Redeemed	(139,393)	(295,357)
Net increase (decrease) in shares of beneficial interest outstanding	(22,647)	82,698

Investor Class:
Shares Sold	201,034	301,431
Shares Reinvested	11,893	24,600
Shares Redeemed	(176,254)	(482,621)
Net increase (decrease) in shares of beneficial interest outstanding	36,673	(156,590)

Instl Class:
Shares Sold	14,314,689	29,486,527
Shares Reinvested	1,681,817	3,426,628
Shares Redeemed	(17,247,281)	(43,786,306)
Net decrease in shares of beneficial interest outstanding	(1,250,775)	(10,873,151)

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$6,412,815	$7,714,193
Net realized loss from security transactions	(3,722,654)	(14,284,227)
Distributions of capital gains from underlying investment companies	84,348	70,025
Net change in unrealized appreciation of investments	33,347,651	4,318,980
Net increase (decrease) in net assets resulting from operations	36,122,160	(2,181,029)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(3,624)	(4,026)
Class C	(9,432)	(3,292)
Investor Class	(40,164)	(63,839)
Instl Class	(6,683,396)	(7,240,223)
Net decrease in net assets resulting from distributions to shareholders	(6,736,616)	(7,311,380)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	233,736	556,268
Investor Class	155,686	5,743,031
Instl Class	30,147,906	427,525,979
Net asset value of shares issued in reinvestment of distributions:
Class A	3,624	4,026
Class C	9,432	3,292
Investor Class	39,884	56,835
Instl Class	6,622,994	7,159,043
Payments for shares redeemed:
Class A	(15)	(417,114)
Class C	(45,332)	—
Investor Class	(2,455,424)	(2,441,199)
Instl Class	(105,090,251)	(185,036,630)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(70,377,760)	253,153,531

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,992,216)	243,661,122

NET ASSETS
Beginning of Period	408,932,142	165,271,020
End of Period	$367,939,926	$408,932,142

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
SHARE ACTIVITY
Class A:
Shares Reinvested	158	183
Shares Redeemed	(1)	(19,222)
Net increase (decrease) in shares of beneficial interest outstanding	157	(19,039)

Class C:
Shares Sold	10,332	24,860
Shares Reinvested	411	150
Shares Redeemed	(2,099)	—
Net increase in shares of beneficial interest outstanding	8,644	25,010

Investor Class:
Shares Sold	6,811	253,369
Shares Reinvested	1,729	2,576
Shares Redeemed	(111,777)	(109,230)
Net increase (decrease) in shares of beneficial interest outstanding	(103,237)	146,715

Instl Class:
Shares Sold	1,335,027	18,801,899
Shares Reinvested	287,106	324,182
Shares Redeemed	(4,672,352)	(8,283,726)
Net increase (decrease) in shares of beneficial interest outstanding	(3,050,219)	10,842,355

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended		Year Ended
	March 31, 2024		September 30,
	(Unaudited)		2023*
FROM OPERATIONS
Net investment income	$711,061		$1,225,662
Net realized loss from security transactions	(126,560)		(780,946)
Distributions of capital gains from underlying investment companies	69		11,527
Net change in unrealized appreciation of investments	2,342,734		350,240
Net increase in net assets resulting from operations	2,927,304		806,483
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(0	) +	(0	) +
Instl Class	(736,035)		(1,191,647)
Net decrease in net assets resulting from distributions to shareholders	(736,035)		(1,191,647)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	1		25
Instl Class	285,728		47,071,265
Net asset value of shares issued in reinvestment of distributions:
Investor Class	0	+	0	+
Instl Class	736,035		1,191,647
Payments for shares redeemed:
Instl Class	(4,473,128)		(10,039,353)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,451,364)		38,223,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,260,095)		37,838,420

NET ASSETS
Beginning of Period	37,838,420		—
End of Period	$36,578,325		$37,838,420

SHARE ACTIVITY
Investor Class:
Shares Sold	0	++	1
Shares Reinvested	0	++	0	++
Net increase in shares of beneficial interest outstanding	0	++	1

Instl Class:
Shares Sold	11,356		1,882,187
Shares Reinvested	28,564		47,778
Shares Redeemed	(176,712)		(397,333)
Net increase (decrease) in shares of beneficial interest outstanding	(136,792)		1,532,632

*	Sierra Tactical Risk Spectrum 30 Fund commenced operations on September 30, 2022.

+	Amount represented is less than $0.50.

++	Less than 1 Share

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2024	September 30,
	(Unaudited)	2023*
FROM OPERATIONS
Net investment income	$306,925	$97,380
Net realized loss from security transactions	(756,484)	(104,972)
Distributions of capital gains from underlying investment companies	40	—
Net change in unrealized appreciation (depreciation) of investments	3,318,311	(433,021)
Net increase (decrease) in net assets resulting from operations	2,868,792	(440,613)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(200)	(58)
Instl Class	(337,815)	(76,702)
Net decrease in net assets resulting from distributions to shareholders	(338,015)	(76,760)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	—	18,821
Instl Class	11,944,214	25,523,519
Net asset value of shares issued in reinvestment of distributions:
Investor Class	5	2
Instl Class	302,649	69,204
Payments for shares redeemed:
Investor Class	(18,595)	—
Instl Class	(4,081,521)	(1,902,417)
Net increase in net assets resulting from shares of beneficial interest	8,146,752	23,709,129

TOTAL INCREASE IN NET ASSETS	10,677,529	23,191,756

NET ASSETS
Beginning of Period	23,191,756	—
End of Period	$33,869,285	$23,191,756

SHARE ACTIVITY
Investor Class:
Shares Sold	—	734
Shares Reinvested	0 +	0 +
Shares Redeemed	(714)	—
Net increase (decrease) in shares of beneficial interest outstanding	(714)	734

Instl Class:
Shares Sold	451,949	1,000,318
Shares Reinvested	11,440	2,760
Shares Redeemed	(161,952)	(75,111)
Net increase in shares of beneficial interest outstanding	301,437	927,967

*	Sierra Tactical Risk Spectrum 70 Fund commenced operations on March 31, 2023.

+	Less than 1 Share

See accompanying notes to financial statements.

Sierra Tactical Core Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended
March 31, 2024 *
(Unaudited)
FROM OPERATIONS
Net investment income	$24,075
Net realized loss from security transactions	(26,083)
Net change in unrealized appreciation of investments	283,382
Net increase in net assets resulting from operations	281,374
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(572)
Instl Class	(23,860)
Net decrease in net assets resulting from distributions to shareholders	(24,432)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	64,125
Instl Class	4,245,570
Net asset value of shares issued in reinvestment of distributions:
Investor Class	572
Instl Class	23,860
Payments for shares redeemed:
Instl Class	(1,588,229)
Net increase in net assets resulting from shares of beneficial interest	2,745,898

TOTAL INCREASE IN NET ASSETS	3,002,840

NET ASSETS
Beginning of Period	—
End of Period	$3,002,840

SHARE ACTIVITY
Investor Class:
Shares Sold	2,486
Shares Reinvested	22
Net increase in shares of beneficial interest outstanding	2,508

Instl Class:
Shares Sold	168,545
Shares Reinvested	918
Shares Redeemed	(64,413)
Net increase in shares of beneficial interest outstanding	105,050

*	Sierra Tactical Core Growth Fund commenced operations on September 29, 2023.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Class A Shares	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$20.99		$21.64		$23.90	$23.28	$23.11		$22.95
Activity from investment operations:
Net investment income (1)	0.37		0.61		0.16	0.64	0.34		0.42
Net realized and unrealized gain (loss) on investments	1.46		(0.65)		(2.16)	0.62	0.22		0.16
Total from investment operations	1.83		(0.04)		(2.00)	1.26	0.56		0.58
Less distributions from:
Net investment income	(0.38)		(0.61)		(0.16)	(0.64)	(0.35)		(0.42)
Net realized gains	—		—		(0.08)	—	(0.04)		—
Return of capital	—		(0.00	) (6)	(0.02)	—	(0.00	) (6)	—
Total distributions	(0.38)		(0.61)		(0.26)	(0.64)	(0.39)		(0.42)
Net asset value, end of period	$22.44		$20.99		$21.64	$23.90	$23.28		$23.11
Total return (2)	8.77	% (8)	(0.23)%		(8.45)%	5.46%	2.41%		2.59%
Net assets, at end of period (000s)	$18,485		$18,737		$22,613	$28,943	$31,880		$34,599
Ratio of gross expenses to average net assets (3)(4)(7)	1.71%		1.70%		1.70%	1.69%	1.70%		1.74%
Ratio of net expenses to average net assets (4)(7)	1.71%		1.70%		1.70%	1.69%	1.70%		1.74%
Ratio of net investment income to average net assets (4)(5)(7)	3.43%		2.77%		0.70%	2.66%	1.48%		1.83%
Portfolio Turnover Rate	77	% (8)	267%		292%	159%	310%		320%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Class C Shares	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$21.09		$21.74		$24.07	$23.44	$23.30		$23.13
Activity from investment operations:
Net investment income (loss) (1)	0.29		0.43		(0.01)	0.47	0.17		0.25
Net realized and unrealized gain (loss) on investments	1.47		(0.64)		(2.16)	0.62	0.21		0.17
Total from investment operations	1.76		(0.21)		(2.17)	1.09	0.38		0.42
Less distributions from:
Net investment income	(0.30)		(0.44)		(0.07)	(0.46)	(0.20)		(0.25)
Net realized gains	—		—		(0.08)	—	(0.04)		—
Return of capital	—		(0.00	) (6)	(0.01)	—	(0.00	) (6)	—
Total distributions	(0.30)		(0.44)		(0.16)	(0.46)	(0.24)		(0.25)
Net asset value, end of period	$22.55		$21.09		$21.74	$24.07	$23.44		$23.30
Total return (2)	8.37	% (8)	(0.99)%		(9.10)%	4.63%	1.66%		1.83%
Net assets, at end of period (000s)	$30,852		$31,465		$38,104	$47,185	$48,432		$52,649
Ratio of gross expenses to average net assets (3)(4)(7)	2.46%		2.45%		2.45%	2.44%	2.45%		2.49%
Ratio of net expenses to average net assets (4)(7)	2.46%		2.45%		2.45%	2.44%	2.45%		2.49%
Ratio of net investment income (loss) to average net assets (4)(5)(7)	2.68%		2.02%		(0.05)%	1.92%	0.74%		1.07%
Portfolio Turnover Rate	77	% (8)	267%		292%	159%	310%		320%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Investor Class	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$20.95		$21.60		$23.85	$23.22	$23.08		$22.91
Activity from investment operations:
Net investment income (1)	0.37		0.59		0.16	0.64	0.33		0.41
Net realized and unrealized gain (loss) on investments	1.46		(0.64)		(2.15)	0.63	0.20		0.18
Total from investment operations	1.83		(0.05)		(1.99)	1.27	0.53		0.59
Less distributions from:
Net investment income	(0.38)		(0.60)		(0.16)	(0.64)	(0.35)		(0.42)
Net realized gains	—		—		(0.08)	—	(0.04)		—
Return of capital	—		(0.00	) (6)	(0.02)	—	(0.00	) (6)	—
Total distributions	(0.38)		(0.60)		(0.26)	(0.64)	(0.39)		(0.42)
Net asset value, end of period	$22.40		$20.95		$21.60	$23.85	$23.22		$23.08
Total return (2)	8.77	% (8)	(0.23)%		(8.43)%	5.47%	2.33%		2.63%
Net assets, at end of period (000s)	$7,873		$7,683		$11,267	$15,643	$16,479		$15,425
Ratio of gross expenses to average net assets (3)(4)(7)	1.71%		1.70%		1.70%	1.69%	1.70%		1.74%
Ratio of net expenses to average net assets (4)(7)	1.71%		1.70%		1.70%	1.69%	1.70%		1.74%
Ratio of net investment income to average net assets (4)(5)(7)	3.43%		2.74%		0.69%	2.68%	1.44%		1.83%
Portfolio Turnover Rate	77	% (8)	267%		292%	159%	310%		320%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Instl Class	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$20.81		$21.46		$23.68	$23.08	$22.91		$22.75
Activity from investment operations:
Net investment income (1)	0.40		0.65		0.21	0.70	0.38		0.47
Net realized and unrealized gain (loss) on investments	1.44		(0.64)		(2.13)	0.60	0.24		0.17
Total from investment operations	1.84		0.01		(1.92)	1.30	0.62		0.64
Less distributions from:
Net investment income	(0.41)		(0.66)		(0.18)	(0.70)	(0.41)		(0.48)
Net realized gains	—		—		(0.08)	—	(0.04)		—
Return of capital	—		(0.00	) (6)	(0.04)	—	(0.00	) (6)	—
Total distributions	(0.41)		(0.66)		(0.30)	(0.70)	(0.45)		(0.48)
Net asset value, end of period	$22.24		$20.81		$21.46	$23.68	$23.08		$22.91
Total return (2)	8.88	% (8)(9)	0.03%		(8.18)%	5.64%	2.73%		2.87%
Net assets, at end of period (000s)	$590,740		$665,473		$783,341	$765,643	$595,260		$486,871
Ratio of gross expenses to average net assets (3)(4)(7)	1.46%		1.45%		1.45%	1.44%	1.45%		1.49%
Ratio of net expenses to average net assets (4)(7)	1.46%		1.45%		1.45%	1.44%	1.45%		1.49%
Ratio of net investment income to average net assets (4)(5)(7)	3.69%		3.02%		0.92%	2.95%	1.67%		2.08%
Portfolio Turnover Rate	77	% (8)	267%		292%	159%	310%		320%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Class A1 Shares	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$21.22		$21.87		$24.15	$23.52	$23.35		$23.18
Activity from investment operations:
Net investment income (1)	0.36		0.56		0.13	0.60	0.31		0.38
Net realized and unrealized gain (loss) on investments	1.48		(0.64)		(2.17)	0.63	0.21		0.18
Total from investment operations	1.84		(0.08)		(2.04)	1.23	0.52		0.56
Less distributions from:
Net investment income	(0.37)		(0.57)		(0.14)	(0.60)	(0.31)		(0.39)
Net realized gains	—		—		(0.08)	—	(0.04)		—
Return of capital	—		(0.00	) (6)	(0.02)	—	(0.00	) (6)	—
Total distributions	(0.37)		(0.57)		(0.24)	(0.60)	(0.35)		(0.39)
Net asset value, end of period	$22.69		$21.22		$21.87	$24.15	$23.52		$23.35
Total return (2)	8.69	% (8)	(0.38)%		(8.54)%	5.25%	2.26%		2.45%
Net assets, at end of period (000s)	$3,112		$3,139		$3,303	$3,400	$3,246		$3,506
Ratio of gross expenses to average net assets (3)(4)(7)	1.86%		1.85%		1.85%	1.84%	1.85%		1.89%
Ratio of net expenses to average net assets (4)(7)	1.86%		1.85%		1.85%	1.84%	1.85%		1.89%
Ratio of net investment income to average net assets (4)(5)(7)	3.28%		2.57%		0.54%	2.48%	1.36%		1.67%
Portfolio Turnover Rate	77	% (8)	267%		292%	159%	310%		320%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Class I1 Shares	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$21.12		$21.77		$24.05	$23.43	$23.26		$23.08
Activity from investment operations:
Net investment income (1)	0.40		0.57		0.13	0.60	0.31		0.38
Net realized and unrealized gain (loss) on investments	1.43		(0.65)		(2.18)	0.63	0.21		0.19
Total from investment operations	1.83		(0.08)		(2.05)	1.23	0.52		0.57
Less distributions from:
Net investment income	(0.36)		(0.57)		(0.13)	(0.61)	(0.31)		(0.39)
Net realized gains	—		—		(0.08)	—	(0.04)		—
Return of capital	—		(0.00	) (6)	(0.02)	—	(0.00	) (6)	—
Total distributions	(0.36)		(0.57)		(0.23)	(0.61)	(0.35)		(0.39)
Net asset value, end of period	$22.59		$21.12		$21.77	$24.05	$23.43		$23.26
Total return (2)	8.69	% (8)	(0.38)%		(8.59)%	5.24%	2.27%		2.50%
Net assets, at end of period (000s)	$1,632		$6,304		$7,656	$9,170	$3,172		$3,950
Ratio of gross expenses to average net assets (3)(4)(7)	1.86%		1.85%		1.85%	1.84%	1.85%		1.89%
Ratio of net expenses to average net assets (4)(7)	1.86%		1.85%		1.85%	1.84%	1.85%		1.89%
Ratio of net investment income to average net assets (4)(5)(7)	3.74%		2.60%		0.54%	2.45%	1.32%		1.68%
Portfolio Turnover Rate	77	% (8)	267%		292%	159%	310%		320%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,		September 30,	September 30,		September 30,
Class A Shares	(Unaudited)		2023		2022		2021	2020		2019
Net asset value, beginning of period	$19.33		$20.24		$21.91		$21.50	$21.51		$20.96
Activity from investment operations:
Net investment income (1)	0.46		0.63		0.24		0.58	0.53		0.51
Net realized and unrealized gain (loss) on investments	0.76		(0.89)		(1.65)		0.43	0.00	(6)	0.56
Total from investment operations	1.22		(0.26)		(1.41)		1.01	0.53		1.07
Less distributions from:
Net investment income	(0.45)		(0.65)		(0.23)		(0.60)	(0.54)		(0.52)
Net realized gains	—		—		—		—	(0.00	) (6)	—
Return of capital	—		(0.00	) (6)	(0.03)		—	—		—
Total distributions	(0.45)		(0.65)		(0.26)		(0.60)	(0.54)		(0.52)
Net asset value, end of period	$20.10		$19.33		$20.24		$21.91	$21.50		$21.51
Total return (2)	6.37	% (10)(11)	(1.33)%		(6.50)%		4.71%	2.48%		5.21%
Net assets, at end of period (000s)	$33,785		$40,788		$49,885		$61,843	$69,753		$64,244
Ratio of gross expenses to average net assets (3)(4)(9)	1.36%		1.34	% (8)	1.34	% (8)	1.34%	1.36%		1.36%
Ratio of net expenses to average net assets (4)(9)	1.35%		1.35	% (7)	1.35	% (7)	1.34%	1.35%		1.35%
Ratio of net investment income to average net assets (4)(5)(9)	4.61%		3.17%		1.16%		2.65%	2.47%		2.45%
Portfolio Turnover Rate	85	% (10)	373%		281%		117%	294%		221%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,		September 30,	September 30,		September 30,
Class C Shares	(Unaudited)		2023		2022		2021	2020		2019
Net asset value, beginning of period	$19.23		$20.14		$21.85		$21.44	$21.45		$20.91
Activity from investment operations:
Net investment income (1)	1.21		0.51		0.12		0.44	0.40		0.39
Net realized and unrealized gain (loss) on investments	(0.06)		(0.89)		(1.66)		0.44	0.00	(6)	0.55
Total from investment operations	1.15		(0.38)		(1.54)		0.88	0.40		0.94
Less distributions from:
Net investment income	(0.39)		(0.53)		(0.15)		(0.47)	(0.41)		(0.40)
Net realized gains	—		—		—		—	(0.00	) (6)	—
Return of capital	—		(0.00	) (6)	(0.02)		—	—		—
Total distributions	(0.39)		(0.53)		(0.17)		(0.47)	(0.41)		(0.40)
Net asset value, end of period	$19.99		$19.23		$20.14		$21.85	$21.44		$21.45
Total return (2)	6.04	% (10)	(1.93)%		(7.07)%		4.12%	1.90%		4.56%
Net assets, at end of period (000s)	$102,305		$112,911		$149,452		$176,858	$142,722		$130,746
Ratio of gross expenses to average net assets (3)(4)(9)	1.96%		1.94	% (8)	1.94	% (8)	1.94%	1.96%		1.96%
Ratio of net expenses to average net assets (4)(9)	1.95%		1.94	% (7)	1.95	% (7)	1.94%	1.95%		1.95%
Ratio of net investment income to average net assets (4)(5)(9)	3.99%		2.58%		0.54%		2.00%	1.87%		1.84%
Portfolio Turnover Rate	85	% (10)	373%		281%		117%	294%		221%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,		September 30,	September 30,		September 30,
Investor Class	(Unaudited)		2023		2022		2021	2020		2019
Net asset value, beginning of period	$19.36		$20.27		$21.95		$21.54	$21.54		$20.99
Activity from investment operations:
Net investment income (1)	0.46		0.64		0.24		0.58	0.53		0.51
Net realized and unrealized gain (loss) on investments	0.77		(0.90)		(1.66)		0.43	0.01		0.56
Total from investment operations	1.23		(0.26)		(1.42)		1.01	0.54		1.07
Less distributions from:
Net investment income	(0.45)		(0.65)		(0.23)		(0.60)	(0.54)		(0.52)
Net realized gains	—		—		—		—	(0.00	) (6)	—
Return of capital	—		(0.00	) (6)	(0.03)		—	—		—
Total distributions	(0.45)		(0.65)		(0.26)		(0.60)	(0.54)		(0.52)
Net asset value, end of period	$20.14		$19.36		$20.27		$21.95	$21.54		$21.54
Total return (2)	6.41	% (10)(11)	(1.33)%		(6.53)%		4.70%	2.53%		5.19%
Net assets, at end of period (000s)	$45,756		$56,842		$67,463		$80,457	$77,540		$68,005
Ratio of gross expenses to average net assets (3)(4)(9)	1.36%		1.34	% (8)	1.34	% (8)	1.34%	1.36%		1.36%
Ratio of net expenses to average net assets (4)(9)	1.35%		1.34	% (7)	1.35	% (7)	1.34%	1.35%		1.35%
Ratio of net investment income to average net assets (4)(5)(9)	4.62%		3.17%		1.13%		2.64%	2.48%		2.44%
Portfolio Turnover Rate	85	% (10)	373%		281%		117%	294%		221%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,		September 30,
Instl Class	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$19.24		$20.15		$21.81	$21.40	$21.41		$20.87
Activity from investment operations:
Net investment income (1)	0.49		0.71		0.32	0.66	0.60		0.59
Net realized and unrealized gain (loss) on investments	0.76		(0.89)		(1.64)	0.43	0.01		0.56
Total from investment operations	1.25		(0.18)		(1.32)	1.09	0.61		1.15
Less distributions from:
Net investment income	(0.49)		(0.73)		(0.30)	(0.68)	(0.62)		(0.61)
Net realized gains	—		—		—	—	(0.00	) (6)	—
Return of capital	—		(0.00	) (6)	(0.04)	—	—		—
Total distributions	(0.49)		(0.73)		(0.34)	(0.68)	(0.62)		(0.61)
Net asset value, end of period	$20.00		$19.24		$20.15	$21.81	$21.40		$21.41
Total return (2)	6.55	% (8)	(0.94)%		(6.12)%	5.15%	2.90%		5.61%
Net assets, at end of period (000s)	$1,376,959		$1,601,486		$1,674,803	$1,571,623	$1,345,504		$1,018,078
Ratio of gross expenses to average net assets (3)(4)(7)	0.96%		0.94%		0.94%	0.94%	0.96%		0.96%
Ratio of net expenses to average net assets (4)(7)	0.96%		0.94%		0.94%	0.94%	0.96%		0.96%
Ratio of net investment income to average net assets (4)(5)(7)	5.00%		3.58%		1.51%	3.01%	2.82%		2.83%
Portfolio Turnover Rate	85	% (8)	373%		281%	117%	294%		221%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not Annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2023		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.14		$24.79		$27.16	$25.93	$26.42	$25.00
Activity from investment operations:
Net investment income (2)	0.30		0.53		0.20	0.55	0.58	0.48
Net realized and unrealized gain (loss) on investments	1.57		(0.66)		(1.58)	1.21	(0.45)	1.31
Total from investment operations	1.87		(0.13)		(1.38)	1.76	0.13	1.79
Less distributions from:
Net investment income	(0.30)		(0.52)		(0.22)	(0.53)	(0.59)	(0.37)
Net realized gains	—		—		(0.77)	—	(0.03)	—
Return of capital	—		(0.00	) (10)	—	—	—	—
Total distributions	(0.30)		(0.52)		(0.99)	(0.53)	(0.62)	(0.37)
Net asset value, end of period	$25.71		$24.14		$24.79	$27.16	$25.93	$26.42
Total return (3)	7.77	% (8)(11)	(0.57)%		(5.27)%	6.88%	0.46%	7.20	% (8)
Net assets, at end of period (000s)	$4,754		$4,266		$4,582	$3,384	$2,659	$1,616
Ratio of gross expenses to average net assets (4)(5)(7)	1.29%		1.26	% (9)	1.26%	1.29%	1.35%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.23%		1.23	% (9)	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	2.44%		2.08%		0.78%	2.04%	2.23%	2.42%
Portfolio Turnover Rate	44	% (8)	407%		360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Class A shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(10)	Less than $0.01.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2023		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$23.88		$24.55		$26.99	$25.80	$26.33	$26.44
Activity from investment operations:
Net investment income (2)	0.21		0.34		0.01	0.32	0.35	0.02
Net realized and unrealized gain (loss) on investments	1.56		(0.66)		(1.56)	1.22	(0.39)	(0.13)
Total from investment operations	1.77		(0.32)		(1.55)	1.54	(0.04)	(0.11)
Less distributions from:
Net investment income	(0.21)		(0.35)		(0.12)	(0.35)	(0.46)	—
Net realized gains	—		—		(0.77)	—	(0.03)	—
Return of capital	—		(0.00	) (11)	—	—	—	—
Total distributions	(0.21)		(0.35)		(0.89)	(0.35)	(0.49)	—
Net asset value, end of period	$25.44		$23.88		$24.55	$26.99	$25.80	$26.33
Total return (3)	7.41	% (9)	(1.36)%		(5.92)%	6.05%	(0.21)%	(0.42	)% (9)
Net assets, at end of period (000s)	$2,356		$2,579		$1,529	$1,252	$386	$26	(7)
Ratio of gross expenses to average net assets (4)(5)(8)	2.04%		2.02	% (10)	2.01%	2.04%	2.10%	2.22%
Ratio of net expenses to average net assets (5)(8)	1.98%		1.99	% (10)	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets (5)(6)(8)	1.69%		1.36%		0.04%	1.19%	1.36%	1.37%
Portfolio Turnover Rate	44	% (9)	407%		360%	121%	186%	26	% (9)

(1)	The Sierra Tactical Municipal Fund Class C shares commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Includes 0.01% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(11)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2023		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.11		$24.76		$27.14	$25.92	$26.33	$25.00
Activity from investment operations:
Net investment income (2)	0.28		0.49		0.15	0.51	0.48	0.42
Net realized and unrealized gain (loss) on investments	1.57		(0.66)		(1.57)	1.21	(0.40)	1.28
Total from investment operations	1.85		(0.17)		(1.42)	1.72	0.08	1.70
Less distributions from:
Net investment income	(0.28)		(0.48)		(0.19)	(0.50)	(0.46)	(0.37)
Net realized gains	—		—		(0.77)	—	(0.03)	—
Return of capital	—		(0.00	) (10)	—	—	—	—
Total distributions	(0.28)		(0.48)		(0.96)	(0.50)	(0.49)	(0.37)
Net asset value, end of period	$25.68		$24.11		$24.76	$27.14	$25.92	$26.33
Total return (3)	7.70	% (8)(11)	(0.72)%		(5.38)%	6.66%	0.30%	6.85	% (8)
Net assets, at end of period (000s)	$3,622		$4,110		$4,129	$4,377	$2,465	$94
Ratio of gross expenses to average net assets (4)(5)(7)	1.44%		1.41	% (9)	1.41%	1.44%	1.50%	1.62%
Ratio of net expenses to average net assets (5)(7)	1.38%		1.38	% (9)	1.38%	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	2.29%		1.95%		0.59%	1.89%	1.86%	2.17%
Portfolio Turnover Rate	44	% (8)	407%		360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Investor Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(10)	Less than $0.01.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2023		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.07		$24.73		$27.07	$25.85	$26.35	$25.00
Activity from investment operations:
Net investment income (2)	0.33		0.58		0.25	0.60	0.64	0.49
Net realized and unrealized gain (loss) on investments	1.56		(0.65)		(1.57)	1.22	(0.45)	1.30
Total from investment operations	1.89		(0.07)		(1.32)	1.82	0.19	1.79
Less distributions from:
Net investment income	(0.33)		(0.59)		(0.25)	(0.60)	(0.66)	(0.44)
Net realized gains	—		—		(0.77)	—	(0.03)	—
Return of capital	—		(0.00	) (10)	—	—	—	—
Total distributions	(0.33)		(0.59)		(1.02)	(0.60)	(0.69)	(0.44)
Net asset value, end of period	$25.63		$24.07		$24.73	$27.07	$25.85	$26.35
Total return (3)	7.88	% (8)(11)	(0.36)%		(5.04)%	7.06%	0.71%	7.20	% (8)
Net assets, at end of period (000s)	$275,302		$288,960		$302,954	$281,733	$196,579	$120,105
Ratio of gross expenses to average net assets (4)(5)(7)	1.04%		1.02	% (9)	1.01%	1.04%	1.10%	1.22%
Ratio of net expenses to average net assets (5)(7)	1.04%		1.02	% (9)	1.01%	1.02%	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.63%		2.31%		0.96%	2.23%	2.47%	2.52%
Portfolio Turnover Rate	44	% (8)	407%		360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Instl Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(10)	Less than $0.01.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,	September 30,
Special Class Shares	(Unaudited)		2023		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.18		$24.84		$27.11	$25.88	$26.37	$25.00
Activity from investment operations:
Net investment income (2)	0.35		0.61		0.27	0.64	0.71	0.53
Net realized and unrealized gain (loss) on investments	1.57		(0.66)		(1.57)	1.21	(0.50)	1.29
Total from investment operations	1.92		(0.05)		(1.30)	1.85	0.21	1.82
Less distributions from:
Net investment income	(0.34)		(0.61)		(0.20)	(0.62)	(0.67)	(0.45)
Net realized gains	—		—		(0.77)	—	(0.03)	—
Return of capital	—		(0.00	) (10)	—	—	—	—
Total distributions	(0.34)		(0.61)		(0.97)	(0.62)	(0.70)	(0.45)
Net asset value, end of period	$25.76		$24.18		$24.84	$27.11	$25.88	$26.37
Total return (3)	7.97	% (8)(11)	(0.27)%		(4.96)%	7.19%	0.81%	7.33	% (8)
Net assets, at end of period (000s)	$288		$290		$295	$443	$339	$382
Ratio of gross expenses to average net assets (4)(5)(7)	0.95%		0.93	% (9)	0.94%	0.94%	1.04%	1.16%
Ratio of net expenses to average net assets (5)(7)	0.92%		0.92	% (9)	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	2.75%		2.40%		1.04%	2.36%	2.73%	2.68%
Portfolio Turnover Rate	44	% (8)	407%		360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Special shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(10)	Less than $0.01.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.30		$25.90		$27.74	$27.83	$25.00
Activity from investment operations:
Net investment income (2)	0.64		1.10		0.11	0.84	0.76
Net realized and unrealized gain (loss) on investments	0.82		(0.54)		(1.81)	1.09	2.82
Total from investment operations	1.46		0.56		(1.70)	1.93	3.58
Less distributions from:
Net investment income	(0.64)		(1.16)		(0.14)	(0.78)	(0.75)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(0.64)		(1.16)		(0.14)	(2.02)	(0.75)
Net asset value, end of period	$26.12		$25.30		$25.90	$27.74	$27.83
Total return (3)	5.83	% (8)	2.20%		(6.15)%	7.15%	14.50	% (8)
Net assets, at end of period (000s)	$6,569		$7,055		$22,076	$12,105	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.49%		1.48%		1.48%	1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.49%		1.48%		1.48%	1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	5.04%		4.25%		0.40%	3.02%	2.72%
Portfolio Turnover Rate	69	% (8)	198%		514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.11		$25.72		$27.68	$27.81	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.54		0.93		(0.09)	0.63	0.53
Net realized and unrealized gain (loss) on investments	0.82		(0.56)		(1.80)	1.09	2.92
Total from investment operations	1.36		0.37		(1.89)	1.72	3.45
Less distributions from:
Net investment income	(0.55)		(0.98)		(0.07)	(0.61)	(0.64)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(0.55)		(0.98)		(0.07)	(1.85)	(0.64)
Net asset value, end of period	$25.92		$25.11		$25.72	$27.68	$27.81
Total return (3)	5.46	% (8)(10)	1.46%		(6.85)%	6.33%	13.97	% (8)
Net assets, at end of period (000s)	$23,243		$23,088		$21,528	$22,977	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.24%		2.24%		2.23%	2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.24%		2.24%		2.23%	2.23%	2.24%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	4.24%		3.63%		(0.36)%	2.27%	1.91%
Portfolio Turnover Rate	69	% (8)	198%		514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.29		$25.89		$27.75	$27.84	$25.00
Activity from investment operations:
Net investment income (2)	0.62		1.10		0.07	0.79	0.75
Net realized and unrealized gain (loss) on investments	0.82		(0.57)		(1.81)	1.10	2.79
Total from investment operations	1.44		0.53		(1.74)	1.89	3.54
Less distributions from:
Net investment income	(0.62)		(1.13)		(0.12)	(0.74)	(0.70)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(0.62)		(1.13)		(0.12)	(1.98)	(0.70)
Net asset value, end of period	$26.11		$25.29		$25.89	$27.75	$27.84
Total return (3)	5.76	% (8)(10)	2.07%		(6.29)%	6.99%	14.36	% (8)
Net assets, at end of period (000s)	$14,613		$13,227		$17,598	$19,077	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.64%		1.64%		1.63%	1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.64%		1.64%		1.63%	1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	4.84%		4.28%		0.27%	2.83%	2.74%
Portfolio Turnover Rate	69	% (8)	198%		514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$25.35		$25.96		$27.76	$27.85	$25.00
Activity from investment operations:
Net investment income (2)	0.67		1.20		0.18	0.91	0.83
Net realized and unrealized gain (loss) on investments	0.83		(0.58)		(1.81)	1.09	2.81
Total from investment operations	1.50		0.62		(1.63)	2.00	3.64
Less distributions from:
Net investment income	(0.67)		(1.23)		(0.17)	(0.85)	(0.79)
Net realized gains	—		—		—	(1.24)	—
Return of capital	—		(0.00	) (9)	—	—	—
Total distributions	(0.67)		(1.23)		(0.17)	(2.09)	(0.79)
Net asset value, end of period	$26.18		$25.35		$25.96	$27.76	$27.85
Total return (3)	5.99	% (8)(10)	2.43%		(5.89)%	7.40%	14.78	% (8)
Net assets, at end of period (000s)	$1,751,929		$1,728,412		$2,051,793	$1,840,643	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.24%		1.24%		1.23%	1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.24%		1.24%		1.23%	1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	5.24%		4.68%		0.66%	3.26%	3.05%
Portfolio Turnover Rate	69	% (8)	198%		514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2023		2022	2021 (1)
Net asset value, beginning of period	$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.36		0.47		0.20	0.24
Net realized and unrealized gain (loss) on investments	1.85		0.25	(11)	(2.89)	(0.44)
Total from investment operations	2.21		0.72		(2.69)	(0.20)
Less distributions from:
Net investment income	(0.39)		(0.44)		(0.22)	(0.19)
Return of capital	—		—		(0.01)	—
Total distributions	(0.39)		(0.44)		(0.23)	(0.19)
Net asset value, end of period	$23.79		$21.97		$21.69	$24.61
Total return (3)	10.12	% (8)	3.33%		(10.99)%	(0.82	)% (8)
Net assets, at end of period (000s)	$224		$203		$614	$339
Ratio of gross expenses to average net assets (4)(5)(7)	1.53	% (10)	1.53	% (10)	1.64%	1.72%
Ratio of net expenses to average net assets (5)(7)	1.56	% (9)	1.56	% (9)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(7)	3.14%		2.11%		0.85%	2.72%
Portfolio Turnover Rate	80	% (8)	207%		345%	39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31, 2024		September 30,		September 30,		September 30,
Class C Shares	(Unaudited)		2023		2022		2021 (1)
Net asset value, beginning of period	$21.85		$21.63		$24.55		$25.00
Activity from investment operations:
Net investment income (2)	0.26		0.28		0.05		0.14
Net realized and unrealized gain (loss) on investments	1.85		0.27	(12)	(2.89)		(0.41)
Total from investment operations	2.11		0.55		(2.84)		(0.27)
Less distributions from:
Net investment income	(0.31)		(0.33)		(0.08)		(0.18)
Return of capital	—		—		(0.00	) (9)	—
Total distributions	(0.31)		(0.33)		(0.08)		(0.18)
Net asset value, end of period	$23.65		$21.85		$21.63		$24.55
Total return (3)	9.73	% (8)	2.53%		(11.58)%		(1.09	)% (8)
Net assets, at end of period (000s)	$842		$589		$42		$29
Ratio of gross expenses to average net assets (4)(5)(7)	2.28	% (11)	2.28	% (11)	2.39%		2.47%
Ratio of net expenses to average net assets (5)(7)	2.31	% (10)	2.31	% (10)	2.31%		2.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.33%		1.26%		0.22%		1.63%
Portfolio Turnover Rate	80	% (8)	207%		345%		39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(12)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,
Investor Class Shares	(Unaudited)		2023		2022	2021 (1)
Net asset value, beginning of period	$21.96		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.33		0.38		0.19	0.18
Net realized and unrealized gain (loss) on investments	1.86		0.30	(11)	(2.91)	(0.39)
Total from investment operations	2.19		0.68		(2.72)	(0.21)
Less distributions from:
Net investment income	(0.37)		(0.41)		(0.19)	(0.18)
Return of capital	—		—		(0.01)	—
Total distributions	(0.37)		(0.41)		(0.20)	(0.18)
Net asset value, end of period	$23.78		$21.96		$21.69	$24.61
Total return (3)	10.01	% (8)(12)	3.16%		(11.07)%	(0.84	)% (8)
Net assets, at end of period (000s)	$2,635		$4,700		$1,460	$1,457
Ratio of gross expenses to average net assets (4)(5)(7)	1.68	% (10)	1.68	% (10)	1.79%	1.87%
Ratio of net expenses to average net assets (5)(7)	1.71	% (9)	1.71	% (9)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(7)	2.96%		1.68%		0.82%	2.03%
Portfolio Turnover Rate	80	% (8)	207%		345%	39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Period Ended
	March 31, 2024		September 30,		September 30,	September 30,
Instl Class Shares	(Unaudited)		2023		2022	2021 (1)
Net asset value, beginning of period	$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.39		0.48		0.29	0.21
Net realized and unrealized gain (loss) on investments	1.85		0.30	(11)	(2.92)	(0.40)
Total from investment operations	2.24		0.78		(2.63)	(0.19)
Less distributions from:
Net investment income	(0.42)		(0.50)		(0.28)	(0.20)
Return of capital	—		—		(0.01)	—
Total distributions	(0.42)		(0.50)		(0.29)	(0.20)
Net asset value, end of period	$23.79		$21.97		$21.69	$24.61
Total return (3)	10.26	% (8)	3.60%		(10.75)%	(0.76	)% (8)
Net assets, at end of period (000s)	$364,240		$403,441		$163,155	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.28	% (10)	1.28	% (10)	1.39%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.31	% (9)	1.31	% (9)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	3.40%		2.13%		1.21%	2.32%
Portfolio Turnover Rate	80	% (8)	207%		345%	39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Instl Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended
	March 31, 2024		September 30,
Investor Class Shares	(Unaudited)		2023 (1)
Net asset value, beginning of period	$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.47		0.74
Net realized and unrealized gain (loss) on investments	1.57		(0.32)
Total from investment operations	2.04		0.42
Less distributions from:
Net investment income	(0.52)		(0.73)
Total distributions	(0.52)		(0.73)
Net asset value, end of period	$26.21		$24.69
Total return (3)	8.31	% (8)(10)	1.68%
Net assets, at end of period (000s)	$27	(9)	$25 (9)
Ratio of gross expenses to average net assets (4)(5)(7)	2.10%		2.02%
Ratio of net expenses to average net assets (5)(7)	1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)(7)	3.86%		2.94%
Portfolio Turnover Rate	71	% (8)	232%

(1)	The Sierra Tactical Risk Spectrum 30 Fund Investor Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended
	March 31, 2024		September 30,
Instl Class Shares	(Unaudited)		2023 (1)
Net asset value, beginning of period	$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.49		0.74
Net realized and unrealized gain (loss) on investments	1.55		(0.32)
Total from investment operations	2.04		0.42
Less distributions from:
Net investment income	(0.52)		(0.73)
Total distributions	(0.52)		(0.73)
Net asset value, end of period	$26.21		$24.69
Total return (3)	8.31	% (8)(9)	1.68%
Net assets, at end of period (000s)	$36,578		$37,838
Ratio of gross expenses to average net assets (4)(5)(7)	1.70%		1.62%
Ratio of net expenses to average net assets (5)(7)	1.31%		1.31%
Ratio of net investment income to average net assets (5)(6)(7)	3.86%		2.94%
Portfolio Turnover Rate	71	% (8)	232%

(1)	The Sierra Tactical Risk Spectrum 30 Fund Instl Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended
	March 31, 2024		September 30,
Investor Class Shares	(Unaudited)		2023 (1)
Net asset value, beginning of period	$24.97		$25.00
Activity from investment operations:
Net investment income (2)	0.34		0.17
Net realized and unrealized gain (loss) on investments	2.46		(0.10)
Total from investment operations	2.80		0.07
Less distributions from:
Net investment income	(0.27)		(0.10)
Total distributions	(0.27)		(0.10)
Net asset value, end of period	$27.50		$24.97
Total return (3)	11.28	% (8)(10)	0.28%
Net assets, at end of period (000s)	$558	(9)	$18
Ratio of gross expenses to average net assets (4)(5)(7)	2.16%		2.99%
Ratio of net expenses to average net assets (5)(7)	1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)(7)	2.66%		1.30%
Portfolio Turnover Rate	73	% (8)	99%

(1)	The Sierra Tactical Risk Spectrum 70 Fund Investor Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended
	March 31, 2024		September 30,
Instl Class Shares	(Unaudited)		2023 (1)
Net asset value, beginning of period	$24.97		$25.00
Activity from investment operations:
Net investment income (2)	0.31		0.21
Net realized and unrealized gain (loss) on investments	2.60		(0.10)
Total from investment operations	2.91		0.11
Less distributions from:
Net investment income	(0.33)		(0.14)
Total distributions	(0.33)		(0.14)
Net asset value, end of period	$27.55		$24.97
Total return (3)	11.73	% (8)	0.45%
Net assets, at end of period (000s)	$33,869		$23,173
Ratio of gross expenses to average net assets (4)(5)(7)	1.76%		2.59%
Ratio of net expenses to average net assets (5)(7)	1.31%		1.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.40%		1.64%
Portfolio Turnover Rate	73	% (8)	99%

(1)	The Sierra Tactical Risk Spectrum 70 Fund Investor Class shares and Instl Class shares commenced operations on March 31, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Sierra Tactical Core Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended March 31, 2024 (1)	Investor Class Shares		Instl Class Shares
Net asset value, beginning of period	$25.00		$25.00
Activity from investment operations:
Net investment income (2)	0.27		0.31
Net realized and unrealized gain on investments	2.90		2.92
Total from investment operations	3.17		3.23
Less distributions from:
Net investment income	(0.30)		(0.31)
Total distributions	(0.30)		(0.31)
Net asset value, end of period	$27.87		$27.92
Total return (3)(8)	12.78	% (9)	12.82%
Net assets, at end of period (000s)	$70		$2,933
Ratio of gross expenses to average net assets (4)(5)(7)	9.60%		9.20%
Ratio of net expenses to average net assets (5)(7)	1.39%		0.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.06%		2.34%
Portfolio Turnover Rate (8)	44%		44%

(1)	The Sierra Tactical Core Growth Fund Investor Class shares and Instl Class shares commenced operations on September 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), Sierra Tactical Municipal Fund (“STMF”), Sierra Tactical Bond Fund (“STBF”), Sierra Tactical Risk Spectrum 50 Fund (“STRSFF”), Sierra Tactical Risk Spectrum 30 Fund (“STRSTF”), Sierra Tactical Risk Spectrum 70 Fund (“STRSSF”), and Sierra Tactical Core Growth Fund (“STCGF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. STBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STRSFF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. STRSTF’s two investment objectives are to provide total investment return and to limit volatility and downside risk. STRSSF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. STCGF’s seeks long-term total return (the combination of yield and net gains) while seeking to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Funds are “fund of funds”, in that they will generally invest in other investment companies.

STAAF, STCIF, STMF, STBF and STRSFF currently offer Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Class Shares. STRSTF, STRSSF, and STCGF currently offer Investor Class and Instl Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Effective July 7, 2023, STMF suspended purchase orders from any investors for the Special Shares Class. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 3.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$308,355,421	$—	$—	$308,355,421
Open End Funds	344,578,301	—	—	344,578,301
Short-Term Investment	272,790	—	—	272,790
Total	$653,206,512	$—	$—	$653,206,512

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$485,963,616	$—	$—	$485,963,616
Open End Funds	1,071,338,531	—	—	1,071,338,531
Short-Term Investment	3,659,845	—	—	3,659,845
Total	$1,560,961,992	$—	$—	$1,560,961,992

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$88,843,969	$—	$—	$88,843,969
Open End Funds	196,085,351	—	—	196,085,351
Short-Term Investments	1,306,943	—	—	1,306,943
Total	$286,236,263	$—	$—	$286,236,263

Sierra Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,036,201,299	$—	$—	$1,036,201,299
Open End Funds	758,103,652	—	—	758,103,652
Short-Term Investment	4,527,359	—	—	4,527,359
Total	$1,798,832,310	$—	$—	$1,798,832,310

Sierra Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$163,536,772	$—	$—	$163,536,772
Open End Funds	204,462,006	—	—	204,462,006
Short-Term Investment	633,413	—	—	633,413
Total	$368,632,191	$—	$—	$368,632,191

Sierra Tactical Risk Spectrum 30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,745,114	$—	$—	$16,745,114
Open End Funds	19,748,650	—	—	19,748,650
Short-Term Investment	12,382	—	—	12,382
Total	$36,506,146	$—	$—	$36,506,146

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Sierra Tactical Risk Spectrum 70 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,007,266	$—	$—	$22,007,266
Open End Funds	11,737,688	—	—	11,737,688
Short-Term Investment	211,950	—	—	211,950
Total	$33,956,904	$—	$—	$33,956,904

Sierra Tactical Core Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,120,371	$—	$—	$2,120,371
Open End Funds	543,857	—	—	543,857
Short-Term Investment	8,103	—	—	8,103
Total	$2,672,331	$—	$—	$2,672,331

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF, STBF and STCGF and quarterly for STAAF, STRSFF, STRSTF and STRSSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 to September 30, 2023, or expected to be taken in the Funds’ September 30, 2024 tax returns. The Funds have identified their

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
STAAF	$506,313,637	$456,563,171
STCIF	$1,370,921,653	$1,223,601,147
STMF	$290,523,550	$93,520,148
STBF	$1,104,816,141	$1,140,089,367
STRSFF	$268,660,686	$287,455,551
STRSTF	$24,985,445	$23,547,956
STRSSF	$27,737,526	$17,343,126
STCGF	$3,248,930	$842,639

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ocean Park Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as indicated below. For the six months ended March 31, 2024, each Fund incurred the following in advisory fees:

		TOTAL
FUND	ANNUAL RATE	ADVISORY FEE
STAAF	1.25%	$4,232,959
STCIF	0.75%	$6,162,686
STMF	0.75%	$1,076,167
STBF	1.05%	$9,118,075
STRSFF	1.05%	$1,983,825
STRSTF	1.05%	$193,581
STRSSF	1.05%	$133,883
STCGF	0.75%	$7,680

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2025 for STAAF, STCIF, STMF, STBF, STRSFF, STRSTF, STRSSF and STCGF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses)) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

			Investor
	Class A	Class C	Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
STBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
STRSFF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
STRSTF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A
STRSSF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A
STCGF	N/A	N/A	1.39%	0.99%	N/A	N/A	N/A

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2024, the Adviser waived $0 with respect to STAAF, STBF, and STRSFF, and $10,496, $3,184, $70,580, $57,075 and $84,577 to STCIF, STMF, STRSTF, STRSSF and STCGF respectively, under each Fund’s Expense Limitation Agreement. For the six months ended March 31, 2024, the Adviser recaptured fees in the amount of $47,433 for STRSFF with respect to the Fund.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2024	9/30/2025	9/30/2026
STMF	$53,674	$3,054	$4,158
STRSFF	$—	$14,593	$—
STRSTF	$—	$—	$127,829
STRSSF	$—	$—	$76,683

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2024, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

			Investor
	Class A	Class C	Class	Class A1	Class I1
STAAF	0.25%	1.00%	0.25%	0.40%	0.40%
STCIF	0.40%	1.00%	0.40%	N/A	N/A
STMF	0.25%	1.00%	0.40%	N/A	N/A
STBF	0.25%	1.00%	0.40%	N/A	N/A
STRSFF	0.25%	1.00%	0.40%	N/A	N/A
STRSTF	N/A	N/A	0.40%	N/A	N/A
STRSSF	N/A	N/A	0.40%	N/A	N/A
STCGF	N/A	N/A	0.40%	N/A	N/A

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2024, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each fund respectively:

		Front End Sale	Amounts retained by
	Share	charges received by	the Principal
Fund	Class	the Distributor	Underwriter
STAAF	Class A1	$207	$15
	Class A	$2,699	$177
STCIF	Class A	$27,350	$865
STMF	Class A	$9,027	$598
STBF	Class A	$37,907	$2,550
STRSFF	Class A	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	CREDIT FACILITY

Effective July 31, 2023, the Fund entered into an amended and restated loan agreement, dated July 31, 2023, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate per month. There are no fees charged on the unused portion of the line of credit. For the six months ended March 31, 2024, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed $150,000,000. During the six months ended March 31, 2024, STAAF, STCIF, STMF, STBF, STRSFF, STRSTF and STRSSF drew on the line of credit as follows:

					Maximum
		Outstanding Balance as		Average Borrowings	Borrowing Interest
FUND	Interest Expense	of March 31, 2024	Average Borrowings	Rate	Rate
STAAF	$3,337	$—	$565,360	8.50%	8.50%
STCIF	$18,575	$—	$4,916,813	8.50%	8.50%
STMF	$1,756	$—	$495,933	8.50%	8.50%
STBF	$13,195	$—	$6,394,667	8.50%	8.50%
STRSFF	$2,847	$—	$376,813	8.50%	8.50%
STRSTF	$367	$—	$74,095	8.50%	8.50%
STRSSF	$393	$—	$28,500	8.50%	8.50%

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Charles Schwab held approximately 36.3%, 53.4%, 57.9%, 65.1%, 100%, 34.8%, and 68.8% of the voting securities of STCIF, STMF, STBF, STRSFF, STRSTF, STRSSF, and STCGF respectively. Pershing LLC held approximately 26.6% of the voting securities of STCGF respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

STBF currently invests a portion of their assets in the BlackRock High Yield Bond Portfolio, -Institutional Class (“BlackRock”). BlackRock is registered under the 1940 Act as open-end management investment companies. STBF may redeem its investments in BlackRock at any time if the Adviser determines that it is in the best interest of STBF, and their shareholders to do so. The performance of STBF will be directly affected by the performance of BlackRock. The financial statements of BlackRock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STBF’s financial statements. As of March 31, 2024, the percentage of STBF’s net assets invested in BlackRock High Yield Bond Portfolio, -Institutional Class was 26.6%.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2023, and September 30, 2022 was as follows:

For the period ended September 30, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$23,300,546	$—	$13,277	$1,350,936	$24,664,759
Sierra Tactical Core Income Fund	66,096,025	—	303,794	5,155,763	71,555,582
Sierra Tactical Municipal Fund	2,106,433	—	4,229	5,688,779	7,799,441
Sierra Tactical Bond Fund	91,181,704	—	214,584	—	91,396,288
Sierra Tactical Risk Spectrum 50 Fund	7,098,958	—	—	212,422	7,311,380
Sierra Tactical Risk Spectrum 30 Fund	1,134,820	—	—	56,827	1,191,647
Sierra Tactical Risk Spectrum 70 Fund	76,760	—	—	—	76,760

For the period ended September 30, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$6,082,745	$2,830,529	$1,437,006	$590,064	$10,940,344
Sierra Tactical Core Income Fund	21,456,669	—	3,861,466	3,623,725	28,941,860
Sierra Tactical Municipal Fund	8,769,849	592,443	—	2,388,861	11,751,153
Sierra Tactical Bond Fund	12,356,635	—	—	—	12,356,635
Sierra Tactical Risk Spectrum 50 Fund	1,599,419	—	73,993	213,060	1,886,472
Sierra Tactical Risk Spectrum 30 Fund	—	—	—	—	—
Sierra Tactical Risk Spectrum 70 Fund	—	—	—	—	—

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Sierra Tactical All Asset Fund	$—	$—	$(24,397,345)	$(57,335,521)	$—	$2,269,949	$(79,462,917)
Sierra Tactical Core Income Fund	—	—	(80,501,837)	(94,110,663)	—	(14,095,769)	(188,708,269)
Sierra Tactical Municipal Fund	—	—	(6,711,064)	(17,021,694)	—	(2,619,677)	(26,352,435)
Sierra Tactical Bond Fund	—	—	(10,226,086)	(82,829,850)	—	(23,057,141)	(116,113,077)
Sierra Tactical Risk Spectrum 50 Fund	387,326	—	(13,618,198)	(22,127,354)	—	3,471,921	(31,886,305)
Sierra Tactical Risk Spectrum 30 Fund	45,759	—	(695,373)	(2)	—	286,171	(363,445)
Sierra Tactical Risk Spectrum 70 Fund	30,272	—	(76,634)	—	—	(461,359)	(507,721)

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corps.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Sierra Tactical All Asset Fund	$24,397,345
Sierra Tactical Core Income Fund	80,501,837
Sierra Tactical Municipal Fund	6,711,064
Sierra Tactical Bond Fund	10,226,086
Sierra Tactical Risk Spectrum 50 Fund	13,618,198
Sierra Tactical Risk Spectrum 30 Fund	695,373
Sierra Tactical Risk Spectrum 70 Fund	76,634

At September 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Sierra Tactical All Asset Fund	$57,335,521	$—	$57,335,521	$—
Sierra Tactical Core Income Fund	94,110,663	—	94,110,663	—
Sierra Tactical Municipal Fund	17,021,694	—	17,021,694	—
Sierra Tactical Bond Fund	82,829,850	—	82,829,850	—
Sierra Tactical Risk Spectrum 50 Fund	22,127,354	—	22,127,354	—
Sierra Tactical Risk Spectrum 30 Fund	2	—	2	—
Sierra Tactical Risk Spectrum 70 Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2023 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Sierra Tactical All Asset Fund	$(53,764)	$53,764
Sierra Tactical Core Income Fund	(374,106)	374,106
Sierra Tactical Municipal Fund	—	—
Sierra Tactical Bond Fund	—	—
Sierra Tactical Risk Spectrum 50 Fund	(32,665)	32,665
Sierra Tactical Risk Spectrum 30 Fund	(21,719)	21,719
Sierra Tactical Risk Spectrum 70 Fund	(9,652)	9,652

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

10.	FOREIGN TAX CREDIT (Unaudited)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended September 30, 2023, and September 30, 2022 were as follows:

For fiscal year ended
9/30/2023	Foreign Taxes Paid	Foreign Source Income
Sierra Tactical All Asset Fund	$0.0054	$0.0731
Sierra Tactical Risk Spectrum 50 Fund	$0.0038	$0.0426
Sierra Tactical Risk Spectrum 30 Fund	$0.0024	$0.0421

For fiscal year ended
9/30/2022	Foreign Taxes Paid	Foreign Source Income
Sierra Tactical Risk Spectrum 50 Fund	$0.0019	$0.0163

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
				Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$602,863,935	$51,468,097	$(1,125,520)	$50,342,577
Sierra Tactical Core Income Fund	1,497,799,415	65,036,234	(1,873,657)	63,162,577
Sierra Tactical Municipal Fund	268,784,116	17,514,450	(62,303)	17,452,147
Sierra Tactical Bond Fund	1,729,794,839	71,339,723	(2,302,252)	69,037,471
Sierra Tactical Risk Spectrum 50 Fund	331,812,619	37,631,337	(811,765)	36,819,572
Sierra Tactical Risk Spectrum 30 Fund	33,865,241	2,694,622	(65,717)	2,628,905
Sierra Tactical Risk Spectrum 70 Fund	31,099,952	2,900,097	(43,145)	2,856,952
Sierra Tactical Core Growth Fund	2,388,949	283,602	(220)	283,382

12.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0688	4/26/2024	4/30/2024
Sierra Tactical Core Income Fund	Class C	0.0586	4/26/2024	4/30/2024
Sierra Tactical Core Income Fund	Investor Class	0.0687	4/26/2024	4/30/2024
Sierra Tactical Core Income Fund	Instl Class	0.0756	4/26/2024	4/30/2024

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0575	4/26/2024	4/30/2024
Sierra Tactical Municipal Fund	Class C	0.0418	4/26/2024	4/30/2024
Sierra Tactical Municipal Fund	Investor Class	0.0541	4/26/2024	4/30/2024
Sierra Tactical Municipal Fund	Instl Class	0.0629	4/26/2024	4/30/2024
Sierra Tactical Municipal Fund	Special Class	0.0648	4/26/2024	4/30/2024

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.1031	4/26/2024	4/30/2024
Sierra Tactical Bond Fund	Class C	0.0868	4/26/2024	4/30/2024
Sierra Tactical Bond Fund	Investor Class	0.0999	4/26/2024	4/30/2024
Sierra Tactical Bond Fund	Instl Class	0.1086	4/26/2024	4/30/2024

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	10/1/2023	3/31/2024	10/1/2023 - 3/31/2024	10/1/2023 - 3/31/2024
Sierra Tactical All Asset Class A	$1,000.00	$1,087.70	$8.95	1.71%
Sierra Tactical All Asset Class C	1,000.00	1,083.70	12.84	2.46%
Sierra Tactical All Asset Investor Class	1,000.00	1,087.70	8.95	1.71%
Sierra Tactical All Asset Instl Class	1,000.00	1,089.30	7.65	1.46%
Sierra Tactical All Asset Class A1	1,000.00	1,086.90	9.73	1.86%
Sierra Tactical All Asset Class I1	1,000.00	1,086.90	9.70	1.86%
Sierra Tactical Core Income Class A	1,000.00	1,063.10	6.93	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,060.40	10.06	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,063.50	6.98	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,065.50	4.97	0.96%
Sierra Tactical Municipal Fund Class A	1,000.00	1,078.20	6.40	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,074.10	10.27	1.98%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,077.40	7.17	1.38%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,079.70	5.41	1.04%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,079.30	4.79	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,058.30	7.66	1.49%
Sierra Tactical Bond Fund Class C	1,000.00	1,054.60	11.50	2.24%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,059.50	8.44	1.64%
Sierra Tactical Bond Fund Instl Class	1,000.00	1,057.60	6.37	1.24%
Sierra Tactical Risk Spectrum 50 Fund Class A	1,000.00	1,101.20	8.21	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C	1,000.00	1,097.30	12.10	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class	1,000.00	1,100.60	8.99	1.71%
Sierra Tactical Risk Spectrum 50 Fund Instl Class	1,000.00	1,102.60	6.89	1.31%
Sierra Tactical Risk Spectrum 30 Fund Investor Class	1,000.00	1,083.10	8.91	1.71%
Sierra Tactical Risk Spectrum 30 Fund Instl Class	1,000.00	1,083.10	6.83	1.31%
Sierra Tactical Risk Spectrum 70 Fund Investor Class	1,000.00	1,113.20	9.04	1.71%
Sierra Tactical Risk Spectrum 70 Fund Instl Class	1,000.00	1,117.30	6.95	1.31%
Sierra Tactical Core Growth Fund Investor Class	1,000.00	1,128.20	7.40	1.39%
Sierra Tactical Core Growth Fund Instl Class	1,000.00	1,130.10	5.27	0.99%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2024

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2023	3/31/2024	10/1/2023 - 3/31/2024	10/1/2023 - 3/31/2024
Sierra Tactical All Asset Class A	$1,000.00	$1,016.43	$8.64	1.71%
Sierra Tactical All Asset Class C	1,000.00	1,012.68	12.40	2.46%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.43	8.64	1.71%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.68	7.39	1.46%
Sierra Tactical All Asset Class A1	1,000.00	1,015.68	9.40	1.86%
Sierra Tactical All Asset Class I1	1,000.00	1,015.70	9.37	1.86%
Sierra Tactical Core Income Class A	1,000.00	1,018.28	6.78	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,015.24	9.84	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.24	6.82	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.19	4.86	0.96%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.84	6.21	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,015.09	9.98	1.98%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.09	6.97	1.38%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,019.80	5.25	1.04%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.39	4.65	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,017.55	7.51	1.49%
Sierra Tactical Bond Fund Class C	1,000.00	1,013.81	11.27	2.24%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,016.81	8.26	1.64%
Sierra Tactical Bond Fund Instl Class	1,000.00	1,018.81	6.25	1.24%
Sierra Tactical Risk Spectrum 50 Fund Class A	1,000.00	1,017.18	7.89	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C	1,000.00	1,013.47	11.61	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class	1,000.00	1,016.44	8.63	1.71%
Sierra Tactical Risk Spectrum 50 Fund Instl Class	1,000.00	1,018.44	6.62	1.31%
Sierra Tactical Risk Spectrum 30 Fund Investor Class	1,000.00	1,016.45	8.62	1.71%
Sierra Tactical Risk Spectrum 30 Fund Instl Class	1,000.00	1,018.44	6.62	1.31%
Sierra Tactical Risk Spectrum 70 Fund Investor Class	1,000.00	1,016.45	8.62	1.71%
Sierra Tactical Risk Spectrum 70 Fund Instl Class	1,000.00	1,018.43	6.63	1.31%
Sierra Tactical Core Growth Fund Investor Class	1,000.00	1,018.05	7.01	1.39%
Sierra Tactical Core Growth Fund Instl Class	1,000.00	1,020.05	5.00	0.99%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

Wright Fund Management, LLC
Adviser to Sierra Tactical Core Growth Fund *

In connection with the regular meeting held on August 21, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (“Advisory Agreement”) between Wright Fund Management, LLC (the “Adviser”) and the Trust, with respect to the Sierra Tactical Core Growth (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Board noted that the Adviser was founded in 1987 and was part of the Sierra Group of Companies which managed approximately $10 billion in assets. The Board noted that the Adviser managed $5.5 billion in assets as of as of June 2023. The Board reviewed the background information of the key investment professionals who would be responsible for servicing the Fund and noted their educational backgrounds and diverse financial industry experience with banking firms, asset management, and finance. The Board reviewed the Adviser’s risk management strategy, and noted that the strategy required daily review of positions. The Board reviewed the Adviser’s emphasis on risk management and proprietary use of stop-losses to limit losses. The Board noted the Adviser’s cybersecurity protocols, which included a framework for detection, prevention, and response to cyber threats. The Board further noted that the Adviser reported no material compliance or litigation issues. The Board discussed its previous experience with the Adviser from other series within the Trust. The Board further noted that the Adviser has been recognized by Barron’s, Forbes, and the Financial Times as a top Adviser. The Board concluded that it could expect the Adviser to provide quality service to the Fund and its shareholders.

Performance. The Board reviewed the investment objective of the Fund and its strategy, noting that the Fund sought to achieve its investment objective by investing in unaffiliated mutual funds and exchange-traded funds that invest in international and domestic equities. The Board discussed the tactical strategy of the Fund. The Board examined the performance of Sierra Tactical All Asset Institutional (a fund managed by the Adviser with a comparable objective and strategy as contemplated for the Fund) compared to the Morningstar US Conservative Target Index, noting that the Fund outperformed the index in 2022, and performed in line with the index since

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2024

inception. The Board concluded that the Adviser had the potential to provide satisfactory performance for the Fund.

Fees and Expenses. The Board reviewed the Fund’s proposed advisory fee of 0.75%, acknowledging that it was lower than the peer group averages. They considered the expense limitation agreement and net exposure ratio and concluded that the expenses, including acquired fund fees and expenses, were not unreasonable. The Board acknowledged the Adviser’s statement that particular expertise would be required to research, create, execute, and maintain the investment program of the Fund, thus necessitating the fee level. After discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Economies of Scale. The Board reviewed the Adviser’s asset projections and the Adviser’s assertion of the asset levels at which economies of scale would be achieved. They considered the estimated fee waivers. The Board concluded that based on the Fund’s projected asset size during the initial term of the advisory agreement, the absence of breakpoints was acceptable at this time.

Profitability. The Board considered the profitability analysis provided by the Adviser in connection with the operation of the Fund and whether the amount of profit was fair with respect to the services to be provided to the Fund. The Board observed that the Adviser projected a profit by the Fund’s second year of operations. The Board agreed that the profits, both in actual dollars and as a percentage of total revenue, would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of future shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Ocean Park Asset Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

SIERRA-SA24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/07/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/07/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/07/24